BLANCHARD
                                GLOBAL GROWTH
                                     FUND

                              Portfolio Adviser
                                Mellon Capital
                            Management Corporation

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Captial Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.


S E M I - A N N U A L

           BLANCHARD
           GLOBAL
           GROWTH
           FUND


           SEMI-ANNUAL
           REPORT
           March 31, 1997




           Available through
           Signet Financial
           Services, Inc.

           Managed by Virtus Capital
           Management, Inc.

(2351)
CUSIP 093265106
G01485-01 (5/97)

PRESIDENT'S MESSAGE

May 15, 1997
Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard
Global Growth Fund covering the six-month period from October 1, 1996 through March 31, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

The Fund pursues a high level of growth around the world through a professionally managed portfolio that may include U.S. and foreign stocks* and bonds as well as precious metals securities.

During the six-month reporting period, the Fund produced a total return of 2.24%** through income dividends totaling $0.21 per share and capital gains distributions totaling $2.26. The total return was negatively impacted by the Fund's $2.22 decrease in share price as market conditions affected the value of some of the Fund's holdings. Assets in the Fund stood at $61.7 million at the end of the period.

Thank you for selecting the Blanchard Global Growth Fund to pursue your long-term financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President

*Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. **Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BLANCHARD GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                            VALUE
                                           IN U.S.
 SHARES                                    DOLLARS
 ------ ------------------------------   -----------
 FOREIGN SECURITIES SECTOR--29.5%
 -------------------------------------
        AUSTRIA--0.1%
        ------------------------------
        BANKING--0.0%
        ------------------------------
    100 Bank Austria, AG                 $     6,823
        ------------------------------   -----------
        CHEMICALS--0.0%
        ------------------------------
    200 Lenzing AG                            10,087
        ------------------------------   -----------
        FINANCIAL SERVICES--0.0%
        ------------------------------
    100 Creditanstalt-Bankverein               6,069
        ------------------------------
    200 Creditanstalt-Bankverein, Pfd.         7,736
        ------------------------------   -----------
         Total                                13,805
        ------------------------------   -----------
        PETROLEUM--0.0%
        ------------------------------
    150 OMV AG                                17,756
        ------------------------------   -----------
        RUBBER & MISC. MATERIALS--0.0%
        ------------------------------
    200 Radex-Heraklith                        7,806
        ------------------------------   -----------
        STEEL--0.0%
        ------------------------------
    100 Boehler-Uddeholm                       6,917
        ------------------------------   -----------
        UTILITIES--0.0%
        ------------------------------
    100 Oest Elektrizitats, Class A            7,151
        ------------------------------   -----------
         TOTAL AUSTRIA                        70,345
        ------------------------------   -----------
        DENMARK--0.0%
        ------------------------------
        BANKING--0.0%
        ------------------------------
    200 Den Danske Bank                       18,030
        ------------------------------
    400 Unidanmark, Class A                   21,460
        ------------------------------   -----------
         Total                                39,490
        ------------------------------   -----------
        COMMUNICATIONS EQUIPMENT--0.0%
        ------------------------------
    200 Tele Danmark AS, Class B              10,489
        ------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                          VALUE
                                         IN U.S.
 SHARES                                  DOLLARS
 ------ ----------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------
        DENMARK--CONTINUED
        ----------------------------
        ENVIRONMENTAL SERVICES--0.0%
        ----------------------------
    100 Danisco                        $     6,136
        ----------------------------   -----------
        INDUSTRIAL SERVICES--0.0%
        ----------------------------
    100 Nkt Holding                          6,608
        ----------------------------   -----------
        MISCELLANEOUS--0.0%
        ----------------------------
    300 Korn-Og Foderstof                   10,998
        ----------------------------   -----------
        TRANSPORTATION-AIR--0.0%
        ----------------------------
    400 SAS Danmark AS                       4,342
        ----------------------------   -----------
         TOTAL DENMARK                      78,063
        ----------------------------   -----------
        FINLAND--0.0%
        ----------------------------
        BANKING--0.0%
        ----------------------------
  3,950 Merita Ltd, Class A                 13,442
        ----------------------------   -----------
        ELECTRICAL EQUIPMENT--0.0%
        ----------------------------
    250 Nokia (AB), Class K                 14,913
        ----------------------------
    500 Nokia AB-A                          29,876
        ----------------------------   -----------
         Total                              44,789
        ----------------------------   -----------
        MISCELLANEOUS--0.0%
        ----------------------------
  1,300 UPM--Kymmene OY                     28,495
        ----------------------------   -----------
        NON-FERROUS METALS--0.0%
        ----------------------------
    500 Outokumpu Oy                         9,308
        ----------------------------   -----------
        TRADING COMPANY--0.0%
        ----------------------------
    750 Kesko                               10,885
        ----------------------------   -----------
         TOTAL FINLAND                     106,919
        ----------------------------   -----------
        FRANCE--1.3%
        ----------------------------
        AUTOMOBILE--0.0%
        ----------------------------
    150 Peugeot S.A.                        17,125
        ----------------------------   -----------
        BEVERAGE--0.1%
        ----------------------------
    310 LVMH (Moet-Hennessy)                75,423
        ----------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                 VALUE
                                IN U.S.
 SHARES                                              DOLLARS
 ------ ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------------
        FRANCE--CONTINUED
        ----------------------------------------
        BROADCASTING--0.0%
        ----------------------------------------
   150  Havas S.A.                                 $    11,168
        ----------------------------------------   -----------
        BUILDING MATERIALS--0.1%
        ----------------------------------------
   250  Compagnie de St. Gobain                         37,937
        ----------------------------------------
   280  Lafarge-Coppee                                  19,440
        ----------------------------------------   -----------
         Total                                          57,377
        ----------------------------------------   -----------
        CHEMICALS--0.1%
        ----------------------------------------
 1,100  Rhone-Poulenc, Class A                          37,284
        ----------------------------------------   -----------
        ELECTRONIC TECHNOLOGY--0.2%
        ----------------------------------------
   600  Legrand                                        108,469
        ----------------------------------------
   440  Schneider S.A.                                  25,235
        ----------------------------------------   -----------
         Total                                         133,704
        ----------------------------------------   -----------
        FINANCIAL SERVICES--0.3%
        ----------------------------------------
 1,300  AXA                                             86,204
        ----------------------------------------
   230  Compagnie Financiere de Paribas, Class A        15,227
        ----------------------------------------
 1,300  Societe Generale, Paris                        152,356
        ----------------------------------------   -----------
         Total                                         253,787
        ----------------------------------------   -----------
        INSURANCE-PROPERTY & CASUALTY--0.0%
        ----------------------------------------
   650  Uap (Cie Uap)                                   17,192
        ----------------------------------------   -----------
        MOTOR VEHICLE PARTS--0.0%
        ----------------------------------------
   380  Michelin, Class B                               22,640
        ----------------------------------------   -----------
        OIL--0.2%
        ----------------------------------------
 1,113  Total SA-B                                      96,521
        ----------------------------------------   -----------
        PHARMACEUTICALS--0.1%
        ----------------------------------------
   220  L'Oreal                                         77,115
        ----------------------------------------
   290  Sanofi S.A.                                     28,409
        ----------------------------------------   -----------
         Total                                         105,524
        ----------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                 VALUE
                                IN U.S.
 SHARES                                               DOLLARS
 ------ -----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------------
        FRANCE--CONTINUED
        -----------------------------------------
        RETAILERS-BROADLINE--0.0%
        -----------------------------------------
     60 Pinault-Printemps-Redoute S.A.              $    25,862
        -----------------------------------------
     50 Promodes                                         16,965
        -----------------------------------------   -----------
         Total                                           42,827
        -----------------------------------------   -----------
        RETAILERS SPECIALTY--0.2%
        -----------------------------------------
    272 Castorama Dubois Investisse                      43,020
        -----------------------------------------
    400 Primagaz Cie                                     41,464
        -----------------------------------------   -----------
         Total                                           84,484
        -----------------------------------------   -----------
        UTILITIES--0.0%
        -----------------------------------------
    170 Lyonnaise des Eaux S.A.                          17,410
        -----------------------------------------   -----------
         TOTAL FRANCE                                   972,466
        -----------------------------------------   -----------
        GERMANY--5.4%
        -----------------------------------------
        AIRLINES--0.1%
        -----------------------------------------
  2,500 Deutsche Lufthansa AG                            36,196
        -----------------------------------------   -----------
        AUTOMOTIVE & RELATED--0.6%
        -----------------------------------------
  3,000 Daimler Benz AG                                 239,928
        -----------------------------------------
    200 Volkswagen AG                                   110,552
        -----------------------------------------   -----------
         Total                                          350,480
        -----------------------------------------   -----------
        BANKING--0.8%
        -----------------------------------------
  2,250 Bayerische Hypotheken-Und Wechsel-Bank AG        78,642
        -----------------------------------------
  1,950 Bayerische Vereinsbank AG, Munich                80,782
        -----------------------------------------
  2,700 Deutsche Bank, AG                               151,996
        -----------------------------------------
  3,150 Dresdner Bank AG, Frankfurt                     111,987
        -----------------------------------------   -----------
         Total                                          423,407
        -----------------------------------------   -----------
        CHEMICALS--0.6%
        -----------------------------------------
  4,500 Bayer AG                                        187,230
        -----------------------------------------
  5,000 BASF AG                                         188,849
        -----------------------------------------   -----------
         Total                                          376,079
        -----------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                     IN U.S.
 SHARES                                                              DOLLARS
 ------ --------------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
        GERMANY--CONTINUED
        --------------------------------------------------------
        ELECTRICAL EQUIPMENT--0.6%
        --------------------------------------------------------
  5,650 Siemens AG                                                 $   304,517
        --------------------------------------------------------   -----------
        ENGINEERING-BUSINESS SERVICES--0.2%
        --------------------------------------------------------
    350 Systeme, Anwendungen, Produkte in der Datevnerarbeitung         59,550
        --------------------------------------------------------
        Systeme, Anwendungen, Produkte in der Datevnerarbeitung,
    250 Pfd.                                                            42,866
        --------------------------------------------------------   -----------
         Total                                                         102,416
        --------------------------------------------------------   -----------
        HEALTHCARE-GENERAL--0.6%
        --------------------------------------------------------
  1,350 Fresenius AG, Pfd.                                             309,982
        --------------------------------------------------------
  1,500 Merck KGAA                                                      61,511
        --------------------------------------------------------   -----------
         Total                                                         371,493
        --------------------------------------------------------   -----------
        INSURANCE-LIFE--0.9%
        --------------------------------------------------------
    150 Allianz AG Holding                                             309,802
        --------------------------------------------------------
     50 Muenchener Rueckversicherungs-Gesellschaft AG                  130,096
        --------------------------------------------------------   -----------
         Total                                                         439,898
        --------------------------------------------------------   -----------
        MACHINERY--0.2%
        --------------------------------------------------------
    380 Mannesmann AG                                                  145,348
        --------------------------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        --------------------------------------------------------
    218 Viag AG                                                        102,988
        --------------------------------------------------------   -----------
        STEEL--0.1%
        --------------------------------------------------------
    200 Thyssen AG                                                      45,144
        --------------------------------------------------------   -----------
        UTILITIES--0.3%
        --------------------------------------------------------
  2,750 Veba AG                                                        155,718
        --------------------------------------------------------   -----------
        UTILITIES-ELECTRIC--0.2%
        --------------------------------------------------------
  2,050 RWE AG                                                          91,500
        --------------------------------------------------------   -----------
         TOTAL GERMANY                                               2,945,184
        --------------------------------------------------------   -----------
        HONG KONG--0.9%
        --------------------------------------------------------
        BANKING--0.3%
        --------------------------------------------------------
  4,800 Bank Of East Asia                                               16,292
        --------------------------------------------------------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                              VALUE
                                             IN U.S.
 SHARES                                      DOLLARS
 ------ --------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------
        HONG KONG--CONTINUED
        --------------------------------
        BANKING--CONTINUED
        --------------------------------
  6,000 Hang Seng Bank Ltd.                $    61,946
        --------------------------------
  6,545 HSBC Holdings PLC                      152,038
        --------------------------------
  1,000 Wing Lung Bank                           6,872
        --------------------------------   -----------
         Total                                 237,148
        --------------------------------   -----------
        BROADCASTING--0.0%
        --------------------------------
  2,000 Television Broadcasting                  8,130
        --------------------------------   -----------
        ENTERTAINMENT & RECREATION--0.0%
        --------------------------------
  3,000 Hong Kong & Shang Hot                    4,743
        --------------------------------
  4,000 Shangri-La Asia                          4,646
        --------------------------------   -----------
         Total                                   9,389
        --------------------------------   -----------
        FINANCIAL SERVICES--0.0%
        --------------------------------
  6,000 Peregrine Investment                     9,563
        --------------------------------   -----------
        MULTI-INDUSTRY--0.1%
        --------------------------------
  9,000 Hutchison Whampoa                       67,657
        --------------------------------
  3,000 Swire Pacific Ltd.                      23,617
        --------------------------------   -----------
         Total                                  91,274
        --------------------------------   -----------
        PROPERTY--0.1%
        --------------------------------
  2,000 Hysan Development Co. Ltd.               5,988
        --------------------------------
  5,000 New World Development Co. Ltd.          26,972
        --------------------------------
  4,000 Wharf Holdings Ltd.                     15,306
        --------------------------------   -----------
         Total                                  48,266
        --------------------------------   -----------
        REAL ESTATE--0.3%
        --------------------------------
  5,000 Cheung Kong                             44,040
        --------------------------------
 10,000 Sun Hung Kai Properties                105,824
        --------------------------------   -----------
         Total                                 149,864
        --------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                               VALUE
                                              IN U.S.
 SHARES                                       DOLLARS
 ------ ---------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------
        HONG KONG--CONTINUED
        ---------------------------------
        TELECOMMUNICATIONS--0.1%
        ---------------------------------
 34,000 Hong Kong Telecommunications Ltd.   $    58,139
        ---------------------------------   -----------
        UTILITIES--0.1%
        ---------------------------------
  9,000 China Light and Power Co. Ltd.           39,607
        ---------------------------------
 10,000 Hong Kong and China Gas Co. Ltd.         18,777
        ---------------------------------   -----------
         Total                                   58,384
        ---------------------------------   -----------
         TOTAL HONG KONG                        670,157
        ---------------------------------   -----------
        IRELAND--0.5%
        ---------------------------------
        BANKING--0.3%
        ---------------------------------
 16,104 Bank of Ireland PLC                     160,566
        ---------------------------------   -----------
        BUILDING MATERIALS--0.2%
        ---------------------------------
 14,329 CRH PLC                                 141,493
        ---------------------------------   -----------
         TOTAL IRELAND                          302,059
        ---------------------------------   -----------
        ITALY--0.9%
        ---------------------------------
        AUTOMOTIVE & RELATED--0.2%
        ---------------------------------
 34,100 Fiat SPA                                110,957
        ---------------------------------
  3,800 Fiat SPA                                  6,541
        ---------------------------------   -----------
         Total                                  117,498
        ---------------------------------   -----------
        BANKING--0.0%
        ---------------------------------
  5,300 Banca Commerciale Italiana               10,713
        ---------------------------------
  6,200 Credito Italiano                          8,943
        ---------------------------------
    600 Imi                                       5,308
        ---------------------------------   -----------
         Total                                   24,964
        ---------------------------------   -----------
        BROADCASTING--0.0%
        ---------------------------------
  3,500 Mediaset SPA                             13,981
        ---------------------------------   -----------
        PAPER PRODUCTS--0.0%
        ---------------------------------
  1,000 Burgo (Cartiere) S.P.A.                   5,218
        ---------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                     VALUE
                                                    IN U.S.
 SHARES                                             DOLLARS
 ------ ---------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------------
        ITALY--CONTINUED
        ---------------------------------------
        PETROLEUM--0.2%
        ---------------------------------------
 26,000 Eni S.P.A.                                $   134,815
        ---------------------------------------   -----------
        RUBBER & MISC. MATERIALS--0.0%
        ---------------------------------------
  2,300 Pirelli SPA                                     5,215
        ---------------------------------------   -----------
        TELECOMMUNICATIONS--0.5%
        ---------------------------------------
 91,000 Telecom Italia Mobile SPA                     268,265
        ---------------------------------------
 17,900 Telecom Italia SPA                             46,595
        ---------------------------------------   -----------
         Total                                        314,860
        ---------------------------------------   -----------
        UTILITIES--0.0%
        ---------------------------------------
  1,200 Edison S.P.A.                                   6,492
        ---------------------------------------   -----------
         TOTAL ITALY                                  623,043
        ---------------------------------------   -----------
        JAPAN--11.3%
        ---------------------------------------
        AUTOMOTIVE & RELATED--0.9%
        ---------------------------------------
  3,000 Honda Motor Co. Ltd.                           89,512
        ---------------------------------------
 18,000 Toyota Motor Credit Corp.                     455,567
        ---------------------------------------   -----------
         Total                                        545,079
        ---------------------------------------   -----------
        BANKING--1.9%
        ---------------------------------------
 10,000 Asahi Bank, Ltd.                               62,909
        ---------------------------------------
 19,000 Bank of Tokyo-Mitsubishi, Ltd.                296,515
        ---------------------------------------
 13,000 Fuji Bank, Ltd., Tokyo                        150,319
        ---------------------------------------
 11,000 Industrial Bank of Japan, Ltd., Tokyo         112,072
        ---------------------------------------
  6,000 Mitsubishi Trust & Banking Corp., Tokyo        59,675
        ---------------------------------------
  4,000 Mitsui Trust & Banking                         22,964
        ---------------------------------------
 17,000 Sakura Bank Ltd., Tokyo                        95,262
        ---------------------------------------
 14,000 Sumitomo Bank, Ltd., Osaka                    166,411
        ---------------------------------------
  9,000 Tokai Bank, Ltd., Nagoya                       70,227
        ---------------------------------------   -----------
         Total                                      1,036,354
        ---------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                 VALUE
                                IN U.S.
 SHARES                                              DOLLARS
 ------ ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------------
        JAPAN--CONTINUED
        ----------------------------------------
        BUILDING MATERIALS--0.0%
        ----------------------------------------
  4,000 Takara Standard Co.                        $    28,139
        ----------------------------------------   -----------
        CAPITAL GOODS--0.3%
        ----------------------------------------
 14,000 Asahi Glass Co. Ltd.                           125,657
        ----------------------------------------   -----------
        CHEMICALS & RELATED--0.7%
        ----------------------------------------
 28,000 Daicel Chemical Industries                     100,752
        ----------------------------------------
 12,000 Sekisui Chemical Co.                           118,380
        ----------------------------------------
 20,000 Sumitomo Bakelite Co., Ltd.                    132,611
        ----------------------------------------   -----------
         Total                                         351,743
        ----------------------------------------   -----------
        CHEMICAL-SPECIALTY--0.2%
        ----------------------------------------
  2,000 Fuji Photo Film Co.                             65,820
        ----------------------------------------
  6,000 Shiseido Co.                                    77,626
        ----------------------------------------   -----------
         Total                                         143,446
        ----------------------------------------   -----------
        COMMUNICATION EQUIPMENT--0.3%
        ----------------------------------------
 10,000 Matsushita Electric Industrial Co.             156,060
        ----------------------------------------
      3 NTT Data Communications Systems Co.             79,809
        ----------------------------------------   -----------
         Total                                         235,869
        ----------------------------------------   -----------
        CONSUMER ELECTRONIC--0.5%
        ----------------------------------------
  2,000 Rohm Co.                                       147,489
        ----------------------------------------
  6,000 Sharp Corp.                                     71,319
        ----------------------------------------
  1,000 Sony Corp.                                      69,944
        ----------------------------------------   -----------
         Total                                         288,752
        ----------------------------------------   -----------
        ELECTRONICS & ELECTRICAL EQUIPMENT--1.3%
        ----------------------------------------
  7,700 Canon Sales Co., Inc.                          152,543
        ----------------------------------------
  9,000 Canon, Inc.                                    192,852
        ----------------------------------------
 23,000 Hitachi, Ltd.                                  204,577
        ----------------------------------------
 15,000 Minebea Co.                                    124,929
        ----------------------------------------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                            VALUE
                                                           IN U.S.
 SHARES                                                    DOLLARS
 ------- ---------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------
         JAPAN--CONTINUED
         ---------------------------------------------
         ELECTRONICS & ELECTRICAL EQUIPMENT--CONTINUED
         ---------------------------------------------
   9,000 Yamatake-Honeywell                              $   128,083
         ---------------------------------------------   -----------
          Total                                              802,984
         ---------------------------------------------   -----------
         FINANCIAL SERVICES--0.9%
         ---------------------------------------------
   8,050 Credit Saison Co. Ltd.                              147,109
         ---------------------------------------------
   4,000 Daiwa Securities Co. Ltd.                            28,851
         ---------------------------------------------
 134,000 (a)Nikkei 300 Stock Index List Fund                 283,884
         ---------------------------------------------
   7,000 Nomura Securities Co., Ltd.                          77,545
         ---------------------------------------------
   3,000 Yamaichi Securities Co., Ltd.                         9,364
         ---------------------------------------------   -----------
          Total                                              546,753
         ---------------------------------------------   -----------
         FOOD PROCESSING--0.1%
         ---------------------------------------------
   4,000 House Foods Corp.                                    50,457
         ---------------------------------------------   -----------
         HOUSING & CONSTRUCTION--0.1%
         ---------------------------------------------
  13,000 Taisei Corp.                                         50,457
         ---------------------------------------------   -----------
         SHIPBUILDING--0.2%
         ---------------------------------------------
  34,000 Mitsubishi Heavy Industries, Ltd.                   221,315
         ---------------------------------------------   -----------
         STEEL--0.1%
         ---------------------------------------------
  58,000 NKK Corp.                                           121,937
         ---------------------------------------------   -----------
         INSURANCE--0.3%
         ---------------------------------------------
  28,000 Sumitomo Marine & Fire                              169,807
         ---------------------------------------------   -----------
         MACHINERY--0.5%
         ---------------------------------------------
  16,000 Komatsu, Ltd.                                       117,086
         ---------------------------------------------
   6,000 Mori Seiki Co.                                       82,478
         ---------------------------------------------
   9,000 Takuma Co., Ltd.                                     91,696
         ---------------------------------------------   -----------
          Total                                              291,260
         ---------------------------------------------   -----------
         OIL & RELATED--0.1%
         ---------------------------------------------
  10,000 Mitsubishi Oil Co.                                   44,392
         ---------------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        JAPAN--CONTINUED
        -----------------------------------
        NON-RESIDENTIAL CONSTRUCTION--0.2%
        -----------------------------------
 11,000 Sekisui House, Ltd.                   $   107,625
        -----------------------------------   -----------
        PHARMACEUTICALS--0.3%
        -----------------------------------
  6,000 Chugai Pharmaceutical Co.                  46,964
        -----------------------------------
  4,000 Kaken Pharmaceutical                       18,792
        -----------------------------------
  3,000 Sankyo Co., Ltd.                           82,720
        -----------------------------------
  4,000 Shionogi and Co.                           23,450
        -----------------------------------
  3,000 Yamanouchi Pharmaceutical Co., Ltd.        62,101
        -----------------------------------   -----------
         Total                                    234,027
        -----------------------------------   -----------
        REAL ESTATE--0.2%
        -----------------------------------
 14,000 Mitsubishi Estate Co., Ltd.               149,430
        -----------------------------------   -----------
        RETAIL--0.3%
        -----------------------------------
 11,000 Hankyu Department Stores, Inc.             85,744
        -----------------------------------
  2,000 Ito Yokado Co., Ltd.                       88,946
        -----------------------------------   -----------
         Total                                    174,690
        -----------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        -----------------------------------
     13 DDI Corp.                                  82,098
        -----------------------------------   -----------
        TEXTILE & APPAREL--0.1%
        -----------------------------------
 17,000 Nisshinbo Industries                      112,307
        -----------------------------------   -----------
        TRADING COMPANY--0.4%
        -----------------------------------
 15,000 Itochu Corp.                               73,502
        -----------------------------------
 22,000 Marubeni Corp.                             85,389
        -----------------------------------
 11,000 Onward Kashiyama Co., Ltd.                127,193
        -----------------------------------   -----------
         Total                                    286,084
        -----------------------------------   -----------
        TRANSPORTATION--0.5%
        -----------------------------------
 40,000 (a)Kawasaki Kisen Kaisha, Ltd.             73,745
        -----------------------------------
 46,000 Kinki Nippon Railway                      274,133
        -----------------------------------   -----------
         Total                                    347,878
        -----------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        JAPAN--CONTINUED
        -----------------------------------
        TRANSPORTATION--CONTINUED
        -----------------------------------
        UTILITIES--0.3%
        -----------------------------------
 11,000 Tokyo Electric Power Co.              $   200,129
        -----------------------------------   -----------
         TOTAL JAPAN                            6,748,669
        -----------------------------------   -----------
        NETHERLANDS--1.9%
        -----------------------------------
        BANKING--0.0%
        -----------------------------------
    400 ABN-Amro Hldgs N.V.                        27,513
        -----------------------------------   -----------
        CONSUMER & RELATED--0.3%
        -----------------------------------
  1,000 Heineken N.V.                             174,567
        -----------------------------------   -----------
        FOOD PROCESSING--0.1%
        -----------------------------------
    200 Unilever N.V.                              39,072
        -----------------------------------   -----------
        HOUSEHOLD DURABLES--0.1%
        -----------------------------------
  1,000 Philips Electronics N.V.                   46,654
        -----------------------------------   -----------
        INSURANCE--1.0%
        -----------------------------------
  3,772 Aegon N.V.                                265,679
        -----------------------------------
  4,172 Ahold N.V.                                290,739
        -----------------------------------
  1,400 ING Groep, N.V.                            55,164
        -----------------------------------   -----------
         Total                                    611,582
        -----------------------------------   -----------
        PETROLEUM--0.4%
        -----------------------------------
  1,200 Royal Dutch Petroleum                     217,926
        -----------------------------------   -----------
         TOTAL NETHERLANDS                      1,117,314
        -----------------------------------   -----------
        NEW ZEALAND--0.0%
        -----------------------------------
        BUILDING MATERIALS--0.0%
        -----------------------------------
  5,400 Fletcher Challenge Energy                  14,555
        -----------------------------------   -----------
        FOREST PRODUCTS--0.0%
        -----------------------------------
  8,300 Carter Holt Harvey                         17,586
        -----------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        NEW ZEALAND--CONTINUED
        -----------------------------------
        TELECOMMUNICATIONS--0.0%
        -----------------------------------
 3,900  Telecom Corp. of New Zealand          $    17,746
        -----------------------------------   -----------
         TOTAL NEW ZEALAND                         49,887
        -----------------------------------   -----------
        NORWAY--0.1%
        -----------------------------------
        ENERGY--0.1%
        -----------------------------------
 1,000  Norsk Hydro AS                             50,079
        -----------------------------------   -----------
        FOREST PRODUCTS--0.0%
        -----------------------------------
   300  Norske Skogindustrier A.S., Class A         9,811
        -----------------------------------
   200  Norske Skogindustrier A.S., Class B         6,207
        -----------------------------------   -----------
         Total                                     16,018
        -----------------------------------   -----------
        INSURANCE-LIFE--0.0%
        -----------------------------------
 1,300  (a)Storebrand ASA                           8,957
        -----------------------------------   -----------
        MULTI-INDUSTRY--0.0%
        -----------------------------------
   200  Aker A.S., Class A                          5,372
        -----------------------------------
   100  Orkla Borregaard A.S., Class A              8,058
        -----------------------------------   -----------
         Total                                     13,430
        -----------------------------------   -----------
        NON-FERROUS METALS--0.0%
        -----------------------------------
   400  Elkem A/S, Class A                          7,527
        -----------------------------------   -----------
         TOTAL NORWAY                              96,011
        -----------------------------------   -----------
        SPAIN--0.5%
        -----------------------------------
        BANKING--0.1%
        -----------------------------------
   300  Argentaria SA                              13,081
        -----------------------------------
   300  Banco Bilbao Vizcaya SA                    18,220
        -----------------------------------
   400  Banco Santander                            27,606
        -----------------------------------   -----------
         Total                                     58,907
        -----------------------------------   -----------
        PETROLEUM--0.0%
        -----------------------------------
 1,100  Repsol SA                                  45,939
        -----------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                              VALUE
                                             IN U.S.
 SHARES                                      DOLLARS
 ------ --------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------
        SPAIN--CONTINUED
        --------------------------------
        REAL ESTATE--0.2%
        --------------------------------
  6,000 Vallehermosa SA                    $   140,152
        --------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        --------------------------------
  2,200 Telefonica de Espana                    53,180
        --------------------------------   -----------
        UTILITIES--0.1%
        --------------------------------
    600 Empresa Nac De Electridad               38,775
        --------------------------------
    100 Gas Natural SDG SA                      21,865
        --------------------------------
  2,200 Iberdrola SA                            24,293
        --------------------------------
    600 Union Elec Fenosa                        4,927
        --------------------------------   -----------
         Total                                  89,860
        --------------------------------   -----------
         TOTAL SPAIN                           388,038
        --------------------------------   -----------
        SWEDEN--0.8%
        --------------------------------
        BANKING--0.0%
        --------------------------------
  1,500 Skand Enskilda BKN, Class A             16,620
        --------------------------------
    300 Svenska Handelsbanken, Stockholm         9,156
        --------------------------------   -----------
         Total                                  25,776
        --------------------------------   -----------
        COMMUNICATIONS--0.1%
        --------------------------------
  2,300 Telefonaktiebolaget LM Ericsson         81,184
        --------------------------------   -----------
        MACHINERY--0.2%
        --------------------------------
  7,000 Svedala Industri                       136,545
        --------------------------------   -----------
        MISCELLANEOUS--0.2%
        --------------------------------
  2,600 Scania AB, Class A                      65,207
        --------------------------------
  2,600 Scania AB, Class B                      65,207
        --------------------------------   -----------
         Total                                 130,414
        --------------------------------   -----------
        PHARMACEUTICALS--0.3%
        --------------------------------
  3,300 Astra AB, Class A                      159,614
        --------------------------------   -----------
         TOTAL SWEDEN                          533,533
        --------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                    VALUE
                                                   IN U.S.
 SHARES                                            DOLLARS
 ------ --------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------
        SWITZERLAND--2.1%
        --------------------------------------
        BANKING--0.4%
        --------------------------------------
    600 Credit Suisse Group                      $    72,029
        --------------------------------------
    200 Schweizerische Bankgesellschaft (UBS)         36,067
        --------------------------------------
     50 Schweizerische Bankgesellschaft (UBS)         44,962
        --------------------------------------
    250 Schweizerischer Bankverein                    53,423
        --------------------------------------   -----------
         Total                                       206,481
        --------------------------------------   -----------
        ELECTRICAL EQUIPMENT--0.2%
        --------------------------------------
     95 ABB AG                                       114,211
        --------------------------------------   -----------
        FOOD PROCESSING--0.3%
        --------------------------------------
    150 Nestle SA                                    175,643
        --------------------------------------   -----------
        HEALTHCARE-GENERAL--0.4%
        --------------------------------------
     30 Roche Holding AG                             259,451
        --------------------------------------   -----------
        HOUSEHOLD PRODUCTS--0.1%
        --------------------------------------
    100 Zurich Versicherungsgesellschaft              31,480
        --------------------------------------   -----------
        INSURANCE-LIFE--0.2%
        --------------------------------------
    100 Schw Rueckversicherungs                      106,324
        --------------------------------------   -----------
        MISCELLANEOUS--0.5%
        --------------------------------------
    100 ADIA S.A.                                     32,592
        --------------------------------------
    200 Novartis AG                                  248,228
        --------------------------------------   -----------
         Total                                       280,820
        --------------------------------------   -----------
         TOTAL SWITZERLAND                         1,174,410
        --------------------------------------   -----------
        UNITED KINGDOM--3.7%
        --------------------------------------
        AEROSPACE--0.2%
        --------------------------------------
  4,334 British Aerospace PLC                         97,262
        --------------------------------------   -----------
        BANKING--0.4%
        --------------------------------------
  7,100 Lloyds TSB Group PLC                          58,291
        --------------------------------------
 18,028 National Westminster Bank, PLC, London       205,700
        --------------------------------------   -----------
         Total                                       263,991
        --------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        UNITED KINGDOM--CONTINUED
        -----------------------------------
        BROADCASTING--0.4%
        -----------------------------------
    900 British Sky Broadcasting Group PLC    $     9,192
        -----------------------------------
 27,500 Carlton Communications PLC                235,275
        -----------------------------------   -----------
         Total                                    244,467
        -----------------------------------   -----------
        ENGINEERING-BUSINESS SERVICES--0.4%
        -----------------------------------
 29,000 Chubb Security                            206,120
        -----------------------------------   -----------
        FOOD & BEVERAGE--0.2%
        -----------------------------------
 14,300 Allied Domecq PLC                         108,226
        -----------------------------------   -----------
        HEALTH CARE--0.4%
        -----------------------------------
 16,611 Smithkline Beecham Corp.                  247,061
        -----------------------------------   -----------
        LODGING & RESTAURANT--0.4%
        -----------------------------------
 23,400 Compass Group                             252,942
        -----------------------------------   -----------
        MACHINERY--0.1%
        -----------------------------------
  8,800 Siebe PLC                                 148,549
        -----------------------------------   -----------
        MULTI-INDUSTRY--0.3%
        -----------------------------------
  7,500 Hanson PLC, ADR                           170,625
        -----------------------------------   -----------
        OIL & RELATED--0.2%
        -----------------------------------
 10,283 British Petroleum Co. PLC                 119,444
        -----------------------------------   -----------
        PHARMACEUTICALS--0.1%
        -----------------------------------
  4,800 Glaxo Wellcome PLC                         88,134
        -----------------------------------   -----------
        PUBLISHING--0.2%
        -----------------------------------
  6,380 EMI Group PLC                             116,725
        -----------------------------------   -----------
        RETAIL--0.0%
        -----------------------------------
  6,380 Thorn EMI                                  17,320
        -----------------------------------   -----------
        TELECOMMUNICATIONS--0.0%
        -----------------------------------
  1,100 Cable & Wireless                            8,904
        -----------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                 IN U.S.
  SHARES                                                         DOLLARS
 --------- -------------------------------------------------   ------------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------------
           UNITED KINGDOM--CONTINUED
           -------------------------------------------------
           UTILITIES--0.4%
           -------------------------------------------------
     7,500 (a)Energy Group PLC, ADR                            $    240,938
           -------------------------------------------------   ------------
            TOTAL UNITED KINGDOM                                  2,330,708
           -------------------------------------------------   ------------
            TOTAL FOREIGN SECURITIES SECTOR (IDENTIFIED COST
           $17,841,530)                                          18,206,806
           -------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--10.9%
 -----------------------------------------------------------
           ARGENTINA--0.2%
           -------------------------------------------------
           PETROLEUM--0.2%
           -------------------------------------------------
    19,176 Compania Naviera Perez Companc S.A., Class B             148,245
           -------------------------------------------------   ------------
           BRAZIL--1.3%
           -------------------------------------------------
           BANKING--0.1%
           -------------------------------------------------
 7,000,000 Banco Bradesco SA, Preference                             57,821
           -------------------------------------------------   ------------
           BASIC INDUSTRY--0.6%
           -------------------------------------------------
     4,387 (a)Cia Acos Especiais Itabira-Acesita, ADR                19,959
           -------------------------------------------------
     3,207 (a)Companhia Energetica de Minas Gerais, ADR             132,630
           -------------------------------------------------
     7,400 Companhia Vale Do Rio Doce, ADR                          168,198
           -------------------------------------------------   ------------
            Total                                                   320,787
           -------------------------------------------------   ------------
           INDUSTRIAL SERVICES--0.5%
           -------------------------------------------------
     2,750 Telecomunicacoes Brasileras, ADR                         281,531
           -------------------------------------------------   ------------
           MISCELLANEOUS--0.0%
           -------------------------------------------------
     7,481 (a)(b)Rhodia-Ster S.A., GDR                               24,313
           -------------------------------------------------   ------------
           STEEL--0.0%
           -------------------------------------------------
 1,211,792 Cia Acos Especiais Itabira-Acesita, Pfd.                   3,088
           -------------------------------------------------   ------------
           UTILITIES--0.1%
           -------------------------------------------------
           Centrais Eletricas Brasileiras S.A., Preference,
   150,000 Series B                                                  64,571
           -------------------------------------------------   ------------
            TOTAL BRAZIL                                            752,111
           -------------------------------------------------   ------------
           CHILE--0.7%
           -------------------------------------------------
           CONSUMER DURABLES--0.1%
           -------------------------------------------------
     4,200 Compania Cervecerias Unidas S.A., ADR                     82,950
           -------------------------------------------------   ------------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                  VALUE
                                                 IN U.S.
 SHARES                                          DOLLARS
 ------ ------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--
 CONTINUED
 -------------------------------------------
        CHILI--CONTINUED
        ------------------------------------
        ENGINEERING-BUSINESS SERVICES--0.3%
        ------------------------------------
  4,000 Chilgener S.A., ADR                    $   103,000
        ------------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        ------------------------------------
  2,525 Compania Telecomunicacion Chile, ADR        72,594
        ------------------------------------   -----------
        UTILITIES--0.2%
        ------------------------------------
  1,500 (b)Chilectra S.A., ADR                      94,824
        ------------------------------------   -----------
         TOTAL CHILE                               353,368
        ------------------------------------   -----------
        COLOMBIA--0.3%
        ------------------------------------
        BANKING--0.2%
        ------------------------------------
  2,600 Banco Ganadero S.A., ADR                    82,225
        ------------------------------------
  5,500 Banco Industrial Colombiano, ADR            90,063
        ------------------------------------   -----------
         Total                                     172,288
        ------------------------------------   -----------
        MISCELLANEOUS--0.1%
        ------------------------------------
  3,500 Cementos Diamante S.A., GDR                 48,563
        ------------------------------------   -----------
         TOTAL COLOMBIA                            220,851
        ------------------------------------   -----------
        GREECE--0.2%
        ------------------------------------
        BANKING--0.2%
        ------------------------------------
  1,521 Ergo Bank S.A.                              96,742
        ------------------------------------   -----------
        INDIA--0.3%
        ------------------------------------
        CHEMICALS--0.1%
        ------------------------------------
  5,700 Indian Petrochemicals, GDR                  76,808
        ------------------------------------   -----------
        STEEL--0.1%
        ------------------------------------
  5,500 Steel Authority of India, GDR               44,688
        ------------------------------------   -----------
        TEXTILES--0.1%
        ------------------------------------
  4,300 Reliance Industries Ltd., GDR               78,153
        ------------------------------------   -----------
         TOTAL INDIA                               199,649
        ------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                            VALUE
                                                           IN U.S.
 SHARES                                                    DOLLARS
 ------- ---------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------
         INDONESIA--0.7%
         ---------------------------------------------
         BANKING--0.6%
         ---------------------------------------------
 137,812 (a)PT Bank Dagang Nasional                      $   137,755
         ---------------------------------------------
  19,687 PT Bank Dagang Nasional, Warrants                     7,790
         ---------------------------------------------
 260,814 (a)PT Bank International Indonesia                  198,245
         ---------------------------------------------
  32,072 PT Bank International Indonesia, Warrants            11,354
         ---------------------------------------------   -----------
          Total                                              355,144
         ---------------------------------------------   -----------
         CAPITAL GOODS--0.1%
         ---------------------------------------------
   3,100 (a)PT Indosat, ADR                                   82,925
         ---------------------------------------------   -----------
          TOTAL INDONESIA                                    438,069
         ---------------------------------------------   -----------
         KOREA--0.6%
         ---------------------------------------------
         AUTOMOBILE--0.0%
         ---------------------------------------------
   2,066 Hyundai Motor Service Co., Pfd.                      23,071
         ---------------------------------------------   -----------
         CAPITAL GOODS--0.0%
         ---------------------------------------------
   1,904 (a)Anam Industrial Co., Ltd.                         20,029
         ---------------------------------------------   -----------
         COMPUTERS--0.1%
         ---------------------------------------------
   7,130 Anam Industrial Co., Ltd., Pfd.                      34,874
         ---------------------------------------------   -----------
         ELECTRONICS & ELECTRICAL--0.0%
         ---------------------------------------------
       2 (a)Samsung Electronics Co.                              158
         ---------------------------------------------
      18 (b)Samsung Electronics Co., GDR                         821
         ---------------------------------------------   -----------
          Total                                                  979
         ---------------------------------------------   -----------
         HOUSING & CONSTRUCTION--0.0%
         ---------------------------------------------
   9,000 (a)Kumho Construction & Engineering Co., Pfd.        23,920
         ---------------------------------------------   -----------
         MACHINERY--0.0%
         ---------------------------------------------
   6,000 (a)(b)Daewoo Heavy Industries, Pfd.                  20,235
         ---------------------------------------------   -----------
         MULTI-INDUSTRY--0.2%
         ---------------------------------------------
   2,283 (a)(b)Dong Bang Forwarding Co.                      112,174
         ---------------------------------------------   -----------
         PETROLEUM--0.1%
         ---------------------------------------------
   2,572 (a)Yukong, Ltd.                                      45,949
         ---------------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--
 CONTINUED
 -----------------------------------------
        KOREA--CONTINUED
        ----------------------------------
        UTILITIES--0.2%
        ----------------------------------
  3,200 (a)Korea Electric Power Corp.        $    92,909
        ----------------------------------   -----------
         TOTAL KOREA                             374,140
        ----------------------------------   -----------
        MALAYSIA--1.5%
        ----------------------------------
        AIRLINES--0.1%
        ----------------------------------
 25,000 Malaysian Airline System                  66,578
        ----------------------------------   -----------
        BANKING--0.4%
        ----------------------------------
  7,000 Commerce Asset Holdings Berhad            49,147
        ----------------------------------
 25,000 DCB Holdings Berhad                       94,319
        ----------------------------------
 12,000 Malayan Banking Berhad                   136,787
        ----------------------------------   -----------
         Total                                   280,253
        ----------------------------------   -----------
        BEVERAGES--0.1%
        ----------------------------------
 40,000 Guinness Anchor Berhad                    91,999
        ----------------------------------   -----------
        FOREST PRODUCTS--0.1%
        ----------------------------------
 10,000 Jaya Tiasa Holdings                       55,683
        ----------------------------------   -----------
        INDUSTRIAL COMPONENT--0.2%
        ----------------------------------
  9,000 United Engineers, Ltd.                    78,441
        ----------------------------------   -----------
        LEISURE & RECREATION--0.1%
        ----------------------------------
 12,000 Genting Berhad                            81,346
        ----------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        ----------------------------------
 35,000 Sime Darby Berhad                        127,809
        ----------------------------------   -----------
        NON RESIDENTIAL CONSTRUCTION--0.1%
        ----------------------------------
 47,000 Renong Berhad                             79,651
        ----------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        ----------------------------------
  9,000 Telekom Malaysia Berhad                   70,088
        ----------------------------------   -----------
        UTILITIES--0.1%
        ----------------------------------
 18,000 Petronas Gas Berhad                       66,457
        ----------------------------------   -----------
         TOTAL MALAYSIA                          998,305
        ----------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                     VALUE
                                                                    IN U.S.
 SHARES                                                             DOLLARS
 ------- ------------------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
         MEXICO--1.0%
         ------------------------------------------------------
         FINANCIAL SERVICES--0.2%
         ------------------------------------------------------
   4,900 (a)Carso Global Telecom, ADR                             $    29,408
         ------------------------------------------------------
   4,900 (a)Grupo Carso S.A. de C.V., Class A1, ADR                    57,458
         ------------------------------------------------------
  16,000 (a)Grupo Financiero Banamex Accivel, Class B                  36,481
         ------------------------------------------------------
   1,140 (a)Grupo Financiero Banamex Accivel, Class L                   2,306
         ------------------------------------------------------
      68 Grupo Financiero Inbursa, S.A. de C.V., Class B, ADR           1,211
         ------------------------------------------------------   -----------
          Total                                                       126,864
         ------------------------------------------------------   -----------
         INDUSTRIAL & RELATED--0.1%
         ------------------------------------------------------
  11,000 Apasco S.A. de C.V.                                           74,494
         ------------------------------------------------------   -----------
         MULTI-INDUSTRY--0.1%
         ------------------------------------------------------
  12,791 Alfa, S.A. de C.V., Class A                                   71,863
         ------------------------------------------------------   -----------
         PAPER PRODUCTS--0.2%
         ------------------------------------------------------
  25,000 Kimberly-Clark de Mexico                                     101,047
         ------------------------------------------------------   -----------
         TELECOMMUNICATIONS--0.3%
         ------------------------------------------------------
 110,000 Telefonos de Mexico                                          214,465
         ------------------------------------------------------   -----------
         TELECOMMUNICATION SERVICES--0.1%
         ------------------------------------------------------
   4,000 Grupo Televisa S.A.                                           50,293
         ------------------------------------------------------   -----------
          TOTAL MEXICO                                                639,026
         ------------------------------------------------------   -----------
         PHILIPPINES--0.3%
         ------------------------------------------------------
         BANKING--0.1%
         ------------------------------------------------------
   1,935 Metro Bank and Trust Co.                                      50,274
         ------------------------------------------------------   -----------
         OIL & RELATED--0.2%
         ------------------------------------------------------
 400,000 (a)Belle Corp.                                               127,442
         ------------------------------------------------------   -----------
          TOTAL PHILIPPINES                                           177,716
         ------------------------------------------------------   -----------
         PORTUGAL--0.4%
         ------------------------------------------------------
         ENGINEERING-BUSINESS SERVICES--0.1%
         ------------------------------------------------------
         Sonae Investimentos Sociedade Gestora de Participacoes
   1,500 Sociais, S.A.                                                 50,704
         ------------------------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                 IN U.S.
 SHARES                                                          DOLLARS
 ------ ----------------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------------
        PORTUGAL--CONTINUED
        ----------------------------------------------------
        FINANCIAL SERVICES--0.1%
        ----------------------------------------------------
 6,000  Banco Commercial Portugues, Class R                    $    89,504
        ----------------------------------------------------   -----------
        FOOD & BEVERAGE--0.1%
        ----------------------------------------------------
 1,399  Estabelecimentos Jeronimo Martins & Filho SGPS, S.A.        77,634
        ----------------------------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        ----------------------------------------------------
 2,000  Portugal Telecom S.A.                                       74,527
        ----------------------------------------------------   -----------
         TOTAL PORTUGAL                                            292,369
        ----------------------------------------------------   -----------
        SINGAPORE--0.3%
        ----------------------------------------------------
        BANKING--0.3%
        ----------------------------------------------------
 3,000  Development Bank of Singapore Ltd.                          34,891
        ----------------------------------------------------
 5,000  Oversea-Chinese Banking Corp. Ltd.                          59,536
        ----------------------------------------------------
 4,000  United Overseas Bank Ltd.                                   40,983
        ----------------------------------------------------   -----------
         Total                                                     135,410
        ----------------------------------------------------   -----------
        BROADCASTING--0.0%
        ----------------------------------------------------
 1,000  Singapore Press Holdings Ltd.                               18,207
        ----------------------------------------------------   -----------
        ENTERTAINMENT & RECREATION--0.0%
        ----------------------------------------------------
 3,000  Hotel Properties Ltd.                                        5,151
        ----------------------------------------------------   -----------
        MACHINERY--0.0%
        ----------------------------------------------------
 1,000  Keppel Corp.                                                 6,300
        ----------------------------------------------------
 2,000  Van Der Horst Ltd.                                           6,784
        ----------------------------------------------------   -----------
         Total                                                      13,084
        ----------------------------------------------------   -----------
        PROPERTY--0.0%
        ----------------------------------------------------
 2,000  City Developments Ltd.                                      17,722
        ----------------------------------------------------
 3,000  DBS Land Ltd.                                               10,260
        ----------------------------------------------------
 2,000  First Capital Corp., Ltd.                                    5,538
        ----------------------------------------------------
 5,000  United Overseas Bank Ltd.                                    7,788
        ----------------------------------------------------   -----------
         Total                                                      41,308
        ----------------------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                     VALUE
                                                    IN U.S.
 SHARES                                             DOLLARS
 ------ ---------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ----------------------------------------------
        SINGAPORE--CONTINUED
        ---------------------------------------
        TELECOMMUNICATIONS--0.0%
        ---------------------------------------
 13,000 Singapore Telecommunications              $    26,999
        ---------------------------------------   -----------
        TRANSPORTATION-AIR--0.0%
        ---------------------------------------
  3,000 Singapore Airlines Ltd.                        24,091
        ---------------------------------------   -----------
         TOTAL SINGAPORE                              264,250
        ---------------------------------------   -----------
        SOUTH AFRICA--2.2%
        ---------------------------------------
        BANKING--0.3%
        ---------------------------------------
  7,081 Amalgamated Banks of South Africa              44,862
        ---------------------------------------
  2,500 Nedcor Ltd.                                    47,800
        ---------------------------------------
  1,000 Standard Bank Investment Corp., Ltd.           40,955
        ---------------------------------------   -----------
         Total                                        133,617
        ---------------------------------------   -----------
        CHEMICAL--0.2%
        ---------------------------------------
  9,000 Sasol Ltd.                                     96,221
        ---------------------------------------   -----------
        COAL--0.0%
        ---------------------------------------
    405 Anglo American Coal Corp., Ltd.                28,042
        ---------------------------------------   -----------
        ENTERTAINMENT--0.1%
        ---------------------------------------
 62,743 Sun International (South Africa) Ltd.          41,881
        ---------------------------------------   -----------
        FINANCIAL SERVICES--0.2%
        ---------------------------------------
    312 (a)Dimension Data Holdings Ltd.                 1,024
        ---------------------------------------
  4,500 Free State Consolidated Gold Mines Ltd.        32,328
        ---------------------------------------
  6,000 Malbak Limited                                 29,868
        ---------------------------------------
  7,000 Rembrandt Group Ltd.                           74,839
        ---------------------------------------   -----------
         Total                                        138,059
        ---------------------------------------   -----------
        HOUSEHOLD PRODUCTS--0.0%
        ---------------------------------------
     80 (a)JD Group, Ltd.                                 457
        ---------------------------------------   -----------
        INDUSTRIAL MANUFACTURING--0.2%
        ---------------------------------------
  6,000 Barlow Limited                                 66,591
        ---------------------------------------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                VALUE
                                                               IN U.S.
 SHARES                                                        DOLLARS
 ------ --------------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------
        SOUTH AFRICA--CONTINUED
        --------------------------------------------------
        INDUSTRIAL MANUFACTURING--CONTINUED
        --------------------------------------------------
  1,008 Anglo American Industrial Corp., Ltd.                $    41,054
        --------------------------------------------------   -----------
         Total                                                   107,645
        --------------------------------------------------   -----------
        INSURANCE--0.3%
        --------------------------------------------------
 27,826 LibLife Strategic Investments, Ltd.                       96,332
        --------------------------------------------------
  3,000 Liberty Life Association of Africa, Ltd.                  84,172
        --------------------------------------------------   -----------
         Total                                                   180,504
        --------------------------------------------------   -----------
        LODGING & RESTAURANT--0.2%
        --------------------------------------------------
  4,000 South African Breweries, Ltd.                            126,711
        --------------------------------------------------   -----------
        METALS & MINING--0.7%
        --------------------------------------------------
  1,500 Anglo American Corporation of South Africa Limited        92,827
        --------------------------------------------------
  3,300 De Beers Centenary AG                                    120,217
        --------------------------------------------------
 20,000 Gencor Ltd.                                               92,771
        --------------------------------------------------
  3,000 Rustenburg Platinum Holdings Ltd.                         48,535
        --------------------------------------------------   -----------
         Total                                                   354,350
        --------------------------------------------------   -----------
         TOTAL SOUTH AFRICA                                    1,207,487
        --------------------------------------------------   -----------
        TAIWAN--0.3%
        --------------------------------------------------
        MISCELLANEOUS--0.1%
        --------------------------------------------------
  6,380 (a)Walsin Lihwa Wire, GDR                                 64,598
        --------------------------------------------------   -----------
        NON-RESIDENTIAL CONSTRUCTION--0.1%
        --------------------------------------------------
 10,180 (a)Tuntex Distinct Corp., GDR                             78,386
        --------------------------------------------------   -----------
        TECHNOLOGY--0.1%
        --------------------------------------------------
  3,251 (a)Macronix International Co., Ltd., ADR                  54,048
        --------------------------------------------------   -----------
         TOTAL TAIWAN                                            197,032
        --------------------------------------------------   -----------
        THAILAND--0.6%
        --------------------------------------------------
        BANKING--0.2%
        --------------------------------------------------
 27,000 Krung Thai Bank PLC                                       37,449
        --------------------------------------------------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

 SHARES OR                                                             VALUE
 PRINCIPAL                                                            IN U.S.
   AMOUNT                                                             DOLLARS
 ---------- -----------------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------------------
            THAILAND--CONTINUED
            -----------------------------------------------------
            BANKING--CONTINUED
            -----------------------------------------------------
     13,500 Siam Commercial Bk                                      $    79,060
            -----------------------------------------------------   -----------
             Total                                                      116,509
            -----------------------------------------------------   -----------
            BUILDING MATERIALS--0.1%
            -----------------------------------------------------
      2,000 Siam Cement Co., Ltd                                         52,090
            -----------------------------------------------------   -----------
            COMMUNICATIONS--0.2%
            -----------------------------------------------------
     35,000 (a)TelecomAsia Corp.                                         59,671
            -----------------------------------------------------
      9,000 United Communication Industry Public Co., Ltd.               58,255
            -----------------------------------------------------   -----------
             Total                                                      117,926
            -----------------------------------------------------   -----------
            PETROLEUM--0.1%
            -----------------------------------------------------
      4,500 PTT Exploration and Production Public Co.                    66,925
            -----------------------------------------------------   -----------
             TOTAL THAILAND                                             353,450
            -----------------------------------------------------   -----------
            TURKEY--0.0%
            -----------------------------------------------------
            MULTI-INDUSTRY--0.0%
            -----------------------------------------------------
        255 Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.                   76
            -----------------------------------------------------   -----------
             TOTAL EMERGING MARKETS SECURITIES SECTOR
             (IDENTIFIED COST $6,274,796)                             6,712,886
            -----------------------------------------------------   -----------
 COMMERCIAL PAPER--33.7%
 ----------------------------------------------------------------
            BANKING--4.8%
            -----------------------------------------------------
 $3,000,000 Abby National, 5.34%, 6/10/1997                           2,970,870
            -----------------------------------------------------   -----------
            FINANCE--28.9%
            -----------------------------------------------------
  3,000,000 Associates First Capital Corp., 5.54%, 6/23/1997          2,964,960
            -----------------------------------------------------
  3,000,000 Ford Motor Credit Corp., 5.55%, 6/20/1997                 2,966,340
            -----------------------------------------------------
  3,000,000 Halifax Building Society, 5.31%, 6/9/1997                 2,971,320
            -----------------------------------------------------
  3,000,000 Hertz Corp., 5.51%, 6/23/1997                             2,964,960
            -----------------------------------------------------
  3,000,000 Repsol International Finance, 5.32%, 6/9/1997             2,971,320
            -----------------------------------------------------
  3,000,000 Xerox Credit Corp., 5.32%, 6/5/1997                       2,973,150
            -----------------------------------------------------   -----------
             Total                                                   17,812,050
            -----------------------------------------------------   -----------
             TOTAL COMMERCIAL PAPER (IDENTIFIED COST $20,765,481)    20,782,920
            -----------------------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                            VALUE
 CURRENCY PAR                                                        IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------
 U.S. FIXED INCOME SECURITIES SECTOR--11.1%
 ---------------------------------------------------------------
              GOVERNMENT/AGENCY--11.1%
              --------------------------------------------------
 $  1,850,000 United States Treasury Bill, 6/26/1997               $ 1,827,238
              --------------------------------------------------
    2,500,000 United States Treasury Bond, 7.25%, 8/15/2022          2,503,675
              --------------------------------------------------
      500,000 United States Treasury Bond, 7.50%, 11/15/2016           514,500
              --------------------------------------------------
    1,200,000 United States Treasury Bond, 7.625%, 11/15/2022        1,254,732
              --------------------------------------------------
      400,000 United States Treasury Note, 6.25%, 2/15/2003            389,125
              --------------------------------------------------
      350,000 United States Treasury Note, 8/15/2005                   196,538
              --------------------------------------------------
      350,000 United States Treasury Receipt IO Strip, 2/15/2005       204,202
              --------------------------------------------------   -----------
               TOTAL U.S. FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $6,985,472)                          6,890,010
              --------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--8.2%
 ---------------------------------------------------------------
              DENMARK--0.9%
              --------------------------------------------------
    3,310,000 Denmark--Bullet, Bond, 8.00%, 3/15/2006                  565,823
              --------------------------------------------------   -----------
              FRANCE--1.5%
              --------------------------------------------------
    4,890,000 France (Govt of), 6.50%, 10/25/2006                      921,649
              --------------------------------------------------   -----------
              GERMANY--1.6%
              --------------------------------------------------
      287,000 Deutschland Republic, Deb., 7.125%, 12/20/2002           188,821
              --------------------------------------------------
      165,000 Germany (Fed Republic), 6.50%, 7/15/2003                 105,103
              --------------------------------------------------
    1,140,000 Germany (Fed Republic), Bond, 6.00%, 1/5/2006            692,953
              --------------------------------------------------   -----------
               Total                                                   986,877
              --------------------------------------------------   -----------
              ITALY--1.2%
              --------------------------------------------------
  880,000,000 Buoni Poliennali Del Tes, Deb., 10.50%, 4/15/1998        542,062
              --------------------------------------------------
  310,000,000 Italy (Republic of), Deb., 10.50%, 4/1/2005              212,524
              --------------------------------------------------   -----------
               Total                                                   754,586
              --------------------------------------------------   -----------
              SPAIN--1.4%
              --------------------------------------------------
              Bonos Y Obligation Del Estado, Deb., 12.25%,
  104,600,000 3/25/2000                                                858,271
              --------------------------------------------------   -----------




BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

   FOREIGN
 CURRENCY PAR
  AMOUNT OR                                                           VALUE
  PRINCIPAL                                                          IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
              SWEDEN--0.4%
              --------------------------------------------------
   1,600,000  Sweden (Kingdom of), 10.25%, 5/5/2000                $   240,130
              --------------------------------------------------   -----------
              UNITED KINGDOM--1.2%
              --------------------------------------------------
     239,000  United Kingdom Treasury, 7.75%, 9/8/2006                 394,819
              --------------------------------------------------
     190,000  United Kingdom Treasury, 9.75%, 8/27/2002                344,058
              --------------------------------------------------   -----------
               Total                                                   738,877
              --------------------------------------------------   -----------
               TOTAL FOREIGN FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $5,209,383)                          5,066,213
              --------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--6.9%
 ---------------------------------------------------------------
  $4,230,345  CS First Boston, 6.45%, dated 3/31/1997, due
              4/1/1997
              (AT AMORTIZED COST)                                    4,230,345
              --------------------------------------------------   -----------
               TOTAL INVESTMENTS (IDENTIFIED COST 61,307,007)(D)   $61,889,180
              --------------------------------------------------   -----------

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1997, these securities amounted to $252,367 which represents 0.4% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $61,307,007. The net unrealized appreciation of investments on a federal tax basis amounts to $582,173 which is comprised of $4,285,437 appreciation and $3,703,264 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($61,750,080) at March 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt
IO--Interest Only
PLC--Public Limited Company
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)




BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------
Total investments in securities, at value (identified and
tax cost $61,307,007)                                         $61,889,180
-------------------------------------------------------------
Cash                                                               52,632
-------------------------------------------------------------
Income receivable                                                 377,917
-------------------------------------------------------------
Receivable for investments sold                                   135,632
------------------------------------------------------------- -----------
  Total assets                                                 62,455,361
-------------------------------------------------------------
LIABILITIES:
---------------------------------------------------
Payable for investments purchased                    $163,351
---------------------------------------------------
Payable for shares redeemed                            15,136
---------------------------------------------------
Net payable for foreign currency exchange contracts   118,144
---------------------------------------------------
Payable for taxes withheld                             11,822
---------------------------------------------------
Payable for daily variation margin                    203,984
---------------------------------------------------
Accrued expenses                                      192,844
---------------------------------------------------  --------
  Total liabilities                                               705,281
------------------------------------------------------------- -----------
NET ASSETS for 6,487,405 shares outstanding                   $61,750,080
------------------------------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------
Paid in capital                                               $59,378,544
-------------------------------------------------------------
Net unrealized depreciation of investments, translation
of assets and liabilities in foreign currency, and
futures contracts                                                (110,761)
-------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                           2,254,782
-------------------------------------------------------------
Undistributed net investment income                               227,515
------------------------------------------------------------- -----------
  Total Net Assets                                            $61,750,080
------------------------------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
-------------------------------------------------------------
$61,750,080 / 6,487,405 shares outstanding                          $9.52
------------------------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)




BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------
Dividends (net of foreign taxes withheld of $5,303)        $   143,725
----------------------------------------------------------
Interest (net of foreign taxes withheld of $2,571)           1,225,379
---------------------------------------------------------- -----------
  Total income                                               1,369,104
----------------------------------------------------------
EXPENSES:
------------------------------------------------
Management fee                                    $327,866
------------------------------------------------
Administrative personnel and services fee           37,397
------------------------------------------------
Custodian fees                                      36,041
------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                            61,152
------------------------------------------------
Directors'/Trustees' fees                            1,153
------------------------------------------------
Auditing fees                                       10,079
------------------------------------------------
Legal fees                                           4,945
------------------------------------------------
Portfolio accounting fees                           31,268
------------------------------------------------
Distribution services fee                          245,900
------------------------------------------------
Share registration costs                             6,249
------------------------------------------------
Printing and postage                                24,116
------------------------------------------------
Insurance premiums                                   1,275
------------------------------------------------
Taxes                                                  242
------------------------------------------------
Miscellaneous                                        1,517
------------------------------------------------ ---------
  Total expenses                                   789,200
------------------------------------------------
    Net investment income                                      579,904
---------------------------------------------------------- -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
----------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                 3,572,824
----------------------------------------------------------
Net change in unrealized depreciation of investments and
translation of assets and liabilities in foreign currency   (2,653,119)
---------------------------------------------------------- -----------
realized and unrealized gain on investments and
foreign currency                                               919,705
---------------------------------------------------------- -----------
    Change in net assets resulting from operations         $ 1,499,609
---------------------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)




BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED
                                     (UNAUDITED)   PERIOD ENDED    YEAR ENDED
                                      MARCH 31,    SEPTEMBER 30,   APRIL 30,
                                         1997          1996           1996
-----------------------------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------
OPERATIONS--
-----------------------------------
Net investment income                $    579,904  $    465,544   $    295,860
-----------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($3,572,824, $6,561,362, and 5,881,028 net gains, respectively, as computed
for federal tax purposes)               3,572,824     6,148,207      8,019,815
-----------------------------------
Net change in unrealized
appreciation (depreciation) of
investments and translation of
assets and liabilities in
foreign currency                       (2,653,119)   (5,394,534)     5,636,916
-----------------------------------  ------------  ------------   ------------

  Change in net assets resulting
   from operations                      1,499,609     1,219,217     13,952,591
-----------------------------------  ------------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------
Distributions from net investment
income                                 (1,170,525)           --       (295,860)
-----------------------------------
Distributions in excess of net
investment income                              --            --       (274,732)
-----------------------------------
Distributions from net realized
gains on investments and
foreign currency transactions         (12,602,965)           --             --
-----------------------------------  ------------  ------------   ------------

   Change in net assets resulting
   from distributions to
   shareholders                       (13,773,490)           --       (570,592)
-----------------------------------  ------------  ------------   ------------

SHARE TRANSACTIONS--
-----------------------------------
Proceeds from sale of shares            1,541,361     8,636,590      5,765,409
-----------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                 13,095,701            --        548,261
-----------------------------------
Cost of shares redeemed                (8,520,230)  (13,130,249)   (35,601,975)
-----------------------------------  ------------  ------------   ------------

  Change in net assets resulting
  from share transactions               6,116,832    (4,493,659)   (29,288,305)
-----------------------------------  ------------  ------------   ------------

    Change in net assets               (6,157,049)   (3,274,442)   (15,906,306)
-----------------------------------
NET ASSETS:
-----------------------------------
Beginning of period                    67,907,129    71,181,571     87,087,877
-----------------------------------  ------------  ------------   ------------

End of period (including
undistributed net investment
income of $227,515 and $818,136,
and $0, respectively)                $ 61,750,080  $ 67,907,129   $ 71,181,571
-----------------------------------  ------------  ------------   ------------


(See Notes which are an integral part of the Financial Statements)




BLANCHARD GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                               ENDED                        YEAR ENDED APRIL 30,
                            (UNAUDITED) PERIOD ENDED  ------------------------------------
                             MARCH 31,  SEPTEMBER 30,
                               1997        1996(A)     1996     1995       1994     1993
 ------------------------   ----------- ------------- -------  -------   --------  -------
 NET ASSET VALUE,
 BEGINNING OF PERIOD           $11.74       $11.53     $ 9.71   $10.04     $10.00   $ 9.92
 ------------------------
 INCOME FROM INVESTMENT
 OPERATIONS
 ------------------------
  Net investment income          0.10         0.08       0.04     0.08       0.03     0.25
 ------------------------
  Net realized and
  unrealized gain (loss)
  on investments
  and foreign currency
  transactions                   0.15         0.13       1.86    (0.19)      1.29     0.32
 ------------------------     -------      -------    -------  -------   --------  -------

 Total from investment
 operations                      0.25         0.21       1.90    (0.11)      1.32     0.57
 ------------------------     -------      -------    -------  -------   --------  -------

 LESS DISTRIBUTIONS
 ------------------------
  Distributions from net
 investment income              (0.21)          --      (0.04)      --         --    (0.30)
 ------------------------
  Distribution in excess
 of net investment income
 (b)                               --           --      (0.04)      --         --       --
 ------------------------
  Distributions from net
  realized gains and
  foreign currency
  transactions                  (2.26)          --         --       --      (1.28)   (0.19)
 ------------------------
  Distributions in excess
  of net realized gains
  and foreign currency
  transactions (b)                 --           --         --    (0.22)        --       --
 ------------------------     -------      -------    -------  -------   --------  -------

 Total distributions            (2.47)          --      (0.08)   (0.22)     (1.28)   (0.49)
 ------------------------     -------      -------    -------  -------   --------  -------

 NET ASSET VALUE, END OF
 PERIOD                        $ 9.52       $11.74     $11.53   $ 9.71     $10.04   $10.00
 ------------------------     -------      -------    -------  -------   --------  -------

 TOTAL RETURN (C)                2.24%        1.91%     19.68%   (1.04%)    12.91%    6.08%
 ------------------------
 RATIOS TO AVERAGE NET
 ASSETS
 ------------------------
  Expenses                       2.41%*       2.52%*     2.54%    2.51%      2.61%    2.40%
 ------------------------
  Net investment income          1.77%*       1.60%*     0.38%    0.76%      0.67%    1.72%
 ------------------------
 SUPPLEMENTAL DATA
 ------------------------
  Net assets, end of
 period (000 omitted)         $61,750      $67,907    $71,182  $87,088   $109,805  $84,780
 ------------------------
  Average commission rate
 paid (d)                      0.0020       0.0040         --       --         --       --
 ------------------------
  Portfolio turnover               17%          47%        91%     221%       166%     138%
 ------------------------

 * Computed on an annualized basis.

(a) The Fund has changed its fiscal year end from April 30th to September 30th. Reflects operations for the period from May 1, 1996 to September 30, 1996.


(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          YEAR ENDED APRIL 30,
                          -----------------------------------------------------------
                           1992      1991      1990      1989      1988      1987(A)
------------------------  --------  --------  --------  --------  --------   --------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 9.64    $ 9.62    $10.11    $ 9.68    $10.51     $ 8.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income        0.33      0.30      0.30      0.22      0.14       0.01
------------------------
 Net realized and
 unrealized gain (loss)
 on investments
 and foreign currency
 transactions                 0.26      0.14      0.09      0.49     (0.21)      2.50
------------------------  --------  --------  --------  --------  --------   --------

Total from investment
operations                    0.59      0.44      0.39      0.71     (0.07)      2.51
------------------------  --------  --------  --------  --------  --------   --------

LESS DISTRIBUTIONS
------------------------
 Distributions from net
investment income            (0.31)    (0.21)    (0.38)    (0.10)    (0.12)        --
------------------------
 Distribution in excess
of net investment income
(b)                             --        --        --        --        --         --
------------------------
 Distributions from net
 realized gains and
 foreign currency
 transactions                   --     (0.21)    (0.50)    (0.18)    (0.64)        --
------------------------
 Distributions in excess
 of net realized gains
 and
 foreign currency
 transactions (b)               --        --        --        --        --         --
------------------------  --------  --------  --------  --------  --------   --------

Total distributions          (0.31)    (0.42)    (0.88)    (0.28)    (0.76)        --
------------------------  --------  --------  --------  --------  --------   --------

NET ASSET VALUE, END OF
PERIOD                      $ 9.92    $ 9.64    $ 9.62    $10.11    $ 9.68     $10.51
------------------------  --------  --------  --------  --------  --------   --------

TOTAL RETURN (C)              6.24%     4.61%     3.74%     7.55%    (0.57%)    31.38%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                     2.31%     2.36%     2.28%     2.29%     2.28%      3.10%*
------------------------
 Net investment income        2.31%     2.84%     2.86%     2.27%     1.42%      0.34%*
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
period (000 omitted)      $128,047  $193,593  $233,300  $244,048  $246,048   $149,018
------------------------
 Average commission rate
 paid (d)                       --        --        --        --        --         --
------------------------
 Portfolio turnover            109%       78%       88%       85%      120%        70%
------------------------

 * Computed on an annualized basis.

(a) Represents period from June 1, 1986 (commencement of the Fund's operations) to April 30, 1987.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Global Growth Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is long-term capital growth.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Foreign government and corporate bonds are valued at the last sales price reported on a national exchange. If the last sales price is not available the securities are valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in open-end regulated investment companies are valued at net asset value. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when information becomes available to the Fund. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended March 31, 1997, the Fund had realized gains on futures contracts of $2,596,681. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

  At March 31, 1997, the Fund had outstanding futures contracts as set forth below:

                                                                        UNREALIZED
    EXPIRATION DATE     CONTRACTS TO RECEIVE          POSITION         APPRECIATION
    ---------------     ---------------------         ---------        ------------
    June 1997                  19 S&P 500                   Long         (239,380)
    September 1997             12 S&P 500                   Long         (214,200)
    June 1997                  16 T-Note                    Long          (34,962)
    June 1997              10 Australia Bond                Long          (24,078)
    June 1997                   4 TSE 35                    Long          (36,186)
    June 1997               13 Canadian Bond                Long          (15,773)
    June 1997                 16 Long Gilt                  Long          (32,431)
    June 1997                261 Nikkei 300                 Long           63,175
    June 1997                    4 DAX                      Long           18,507
    June 1997                   11 Bund                     Long          (43,274)
    June 1997                   6 CAC 40                    Long           13,550
    June 1997                  8 Notional                   Long           (6,066)
                                                                        ---------
    Net Unrealized Appreciation on Futures Contracts                    $(551,118)
                                                                        ---------

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 1997, the Fund had outstanding foreign exchange contracts as set forth below:




BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

                                                            IN                    UNREALIZED
                                 COMMITMENTS TO          EXCHANGE  CONTRACTS AT  APPRECIATION
    SETTLEMENT DATE              DELIVER/RECEIVE           FOR        VALUE     (DEPRECIATION)
    --------------------  ----------------------------- ---------- ------------ --------------
    Contracts Purchased:
           4/2/97            9,600,000 French Franc     $1,914,488  $1,710,090    $(204,398)
          6/25/97          1,200,000 Australian Dollar     931,500     939,924        8,424
          6/25/97            800,000 Pound Sterling      1,282,560   1,314,631       32,071
      Contracts Sold:
           4/2/97             600,000 French Franc         108,814     106,881        1,933
          6/25/97             325,000 Deutsche Mark        200,345     196,024        4,321
          6/25/97         1,700,000 Netherlands Guilder    932,836     912,009       20,827
          6/25/97             1,600,000 Swiss Franc      1,140,901   1,122,223       18,678
                                                                                  ---------
    Net Unrealized Depreciation on Foreign Exchange Contracts                     ($118,144)
                                                                                  ---------

  OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to sell (on a written call)/buy (on a written put) the underlying securities to/from the option holder upon excercise. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended March 31, 1997, the Fund had no written options.

  The Funds may purchase put options on foreign currencies to increase a Fund's gross income and for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. The risk associated with purchasing an option is tat the Fund pays a premium whether or not the option is excercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal or international securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales.

  Additional information on each restricted security held at March 31, 1997 is as follows:

    SECURITY                            ACQUISITION DATE           ACQUISITION COST
    -----------------------------       ----------------           ----------------
    Rhodia-Ster S.A., GDR               2/21/95-9/25/95                $91,642
    Chilectra S.A., ADR                         7/19/96                 91,177
    Daewoo Heavy Industries, Pfd.        2/3/95-4/12/95                 49,952
    Samsung Electronics Co., GDR                 1/3/95                    917
    Dong Bang Forwarding Co.             2/3/95-5/29/95                 74,380

  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in shares were as follows:

                                          SIX MONTHS                   YEAR
                                            ENDED     PERIOD ENDED    ENDED
                                          MARCH 31,   SEPTEMBER 30, APRIL 30,
                                             1997         1996         1995
----------------------------------------  ----------  ------------- ----------
Shares sold                                 146,455       748,872      559,635
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                 1,381,403            --       52,311
----------------------------------------
Shares redeemed                            (823,403)   (1,137,138)  (3,413,086)
----------------------------------------  ---------    ----------   ----------
  Net change resulting from share
transactions                                704,455      (388,266)  (2,801,140)
----------------------------------------  ---------    ----------   ----------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.

Mellon Capital Management Corp. provides the Manager with sub-advisory services for which it receives an annual management fee equal to 0.375% of the Fund's first $100 million of average daily net assets, 0.350% of the Fund's average daily net assets in excess of $100 million but not exceeding $150 million and 0.325% of the Fund's average daily net assets in excess of $150 million.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the Manager. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Fund, annually, to reimburse FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

---------
PURCHASES  $ 6,024,881
---------  -----------
SALES      $10,075,513
---------  -----------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a non-diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.




TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.





BLANCHARD
                                  SHORT-TERM
                                   FLEXIBLE
                                 INCOME FUND

                              Portfolio Adviser
                                  OFFITBANK

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Captial Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.


S E M I - A N N U A L

           BLANCHARD
           SHORT-TERM
           FLEXIBLE
           INCOME
           FUND


           SEMI-ANNUAL
           REPORT
           March 31, 1997




           Available through
           Signet Financial
           Services, Inc.

           Managed by Virtus Capital
           Management, Inc.

(2351)
CUSIP 093212305
G01485-04 (5/97)

PRESIDENT'S MESSAGE

May 15, 1997

Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard
Short-Term Flexible Income Fund covering the six-month period from October 1, 1996 through March 31, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

On your behalf, the Fund pursues income through a professionally managed portfolio of U.S. and international corporate bonds and U.S. and international government bonds.* During the six-month reporting period, the Fund's income paid to shareholders totaled $0.08 per share. The total return was 2.49%, the result of income distributions and a minimal $0.01 decrease in share price from the first day of the period to the last day.** Assets in the Fund stood at $144.7 million at the end of the period.

Thank you for selecting the Blanchard Short-Term Flexible Income Fund to pursue your financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President

 *Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
**Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--7.3%
 ---------------------------------------------------------------
             FINANCIAL SERVICES--1.8%
             ---------------------------------------------------
 $ 1,016,173 CMC Securities Corp. 1993-A, Series 1993-A, Class
             A2, 7.50%, 2/25/2023                                  $  1,017,352
             ---------------------------------------------------
     734,626 GE Capital MTG Services 1992-12A, Series 1992-12A,
             Class A4, 7.50%, 11/25/2018                                733,179
             ---------------------------------------------------
     910,706 Merrill Lynch Mtg. Investors 1990-I, Series 1990-I,
             Class A, 9.20%, 1/15/2011                                  919,285
             ---------------------------------------------------   ------------

              Total                                                   2,669,816
             ---------------------------------------------------   ------------

             GOVERNMENT/AGENCY--5.5%
             ---------------------------------------------------
   1,745,982 Resolution Trust Corp 1991-M7, Series 1991-M7,
             Class A2, 8.15%, 1/25/2021                               1,749,805
             ---------------------------------------------------
   2,143,741 (a)Resolution Trust Corp 1992-3, Series 1992-3,
             Class A2, 6.89%, 9/25/2019                               2,129,013
             ---------------------------------------------------
   1,472,046 (a)Resolution Trust Corp 1992-3, Series 1992-3,
             Class A3, 6.96%, 5/25/2021                               1,456,413
             ---------------------------------------------------
   1,565,457 (a)Resolution Trust Corp 1992-6, Series 1992-6,
               Class A4, 7.52%, 11/25/2025                            1,570,592
             ---------------------------------------------------
     914,840 Resolution Trust Corp 1992-C1, Series 1992-C1,
             Class A1, 8.80%, 8/25/2023                                 919,990
             ---------------------------------------------------   ------------

              Total                                                   7,825,813
             ---------------------------------------------------   ------------

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (IDENTIFIED COST $10,362,609)                          10,495,629
             ---------------------------------------------------   ------------

 CORPORATE BONDS--28.1%
 ---------------------------------------------------------------
             AEROSPACE/DEFENSE--0.8%
             ---------------------------------------------------
     500,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001                   502,500
             ---------------------------------------------------
     700,000 UNC, Inc., Sr. Note, 9.125%, 7/15/2003                     738,500
             ---------------------------------------------------   ------------

              Total                                                   1,241,000
             ---------------------------------------------------   ------------

             AIRLINES--0.1%
             ---------------------------------------------------
     200,000 USAir, Inc., 9.80%, 1/15/2000                              200,950
             ---------------------------------------------------   ------------

             BASIC MATERIALS--0.7%
             ---------------------------------------------------
     500,000 Owens-Illinois, Inc., Sr. Sub. Note, 10.25%,
             4/1/1999                                                   503,125
             ---------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 --------------------------------------------------------------
             BASIC MATERIALS--CONTINUED
             --------------------------------------------------
 $   500,000 Owens-Illinois, Inc., Sr. Sub. Note, 10.50%,
             6/15/2002                                            $    527,500
             --------------------------------------------------   ------------

              Total                                                  1,030,625
             --------------------------------------------------   ------------

             CHEMICALS--2.2%
             --------------------------------------------------
     500,000 Borden Chemicals & Plastics Operating Limited
             Partnership, Note, 9.50%, 5/1/2005                        523,750
             --------------------------------------------------
     500,000 Harris Chemical North America, Inc., Sr. Note,
             10.25%, 7/15/2001                                         507,500
             --------------------------------------------------
     300,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003            303,000
             --------------------------------------------------
     500,000 Kaiser Alumnimum & Chemical Group, Sr. Note,
             9.875%, 2/15/2002                                         502,500
             --------------------------------------------------
     600,000 SIFTO Canada, Inc., Sr. Note, 8.50%, 7/15/2000            600,000
             --------------------------------------------------
     700,000 Uniroyal Chemical Corp., Sr. Note, 9.00%, 9/1/2000        712,250
             --------------------------------------------------   ------------

              Total                                                  3,149,000
             --------------------------------------------------   ------------

             CONSUMER RELATED--3.5%
             --------------------------------------------------
     750,000 Chiquita Brands International, Sr. Note, 9.625%,
             1/15/2004                                                 772,500
             --------------------------------------------------
     800,000 HMH Properties, Inc., Sr. Note, Series B, 9.50%,
             5/15/2005                                                 800,000
             --------------------------------------------------
   2,460,000 RJR Nabisco, Inc., Note, 8.75%, 7/15/2007               2,412,645
             --------------------------------------------------
   1,000,000 Revlon Consumer Products Corp., Note, 9.375%,
             4/1/2001                                                1,017,500
             --------------------------------------------------   ------------

              Total                                                  5,002,645
             --------------------------------------------------   ------------

             CONTAINERS-PAPER/PLASTIC--1.3%
             --------------------------------------------------
     500,000 Container Corp. of America, Sr. Note, 11.25%,
             5/1/2004                                                  537,500
             --------------------------------------------------
     700,000 Gaylord Container Corp., Sr. Note, 11.50%,
             5/15/2001                                                 738,500
             --------------------------------------------------
     500,000 Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003            512,500
             --------------------------------------------------   ------------

              Total                                                  1,788,500
             --------------------------------------------------   ------------

             ENERGY & OIL RELATED--0.4%
             --------------------------------------------------
     500,000 Triton Energy Corp., Sr. Sub. Disc. Note 10.00%,
             12/15/2000                                                523,750
             --------------------------------------------------   ------------

             ENTERTAINMENT--3.5%
             --------------------------------------------------
   1,000,000 Caesars World, Inc., Sr. Sub. Note, 8.875%,
             8/15/2002                                               1,045,000
             --------------------------------------------------
   1,000,000 Harrah's Operations, Inc., Sr. Sub. Note, 8.75%,
             3/15/2000                                               1,020,000
             --------------------------------------------------
     400,000 Station Casinos, Inc., Sr. Sub. Note, 9.625%,
             6/1/2003                                                  384,000
             --------------------------------------------------
     500,000 Station Casinos, Inc., Sr. Sub., 9.625%, 6/1/2003         480,000
             --------------------------------------------------




BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 --------------------------------------------------------------
             ENTERTAINMENT--CONTINUED
             --------------------------------------------------
 $ 1,000,000 Time Warner, Inc., Note, 9.625%, 5/1/2002            $  1,093,257
             --------------------------------------------------
     600,000 Trump Hotels & Casino Resorts, Inc., Company
             Guarantee, 11.25%, 5/1/2006                               544,500
             --------------------------------------------------
     500,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                  470,625
             --------------------------------------------------
                                                                  ------------
              Total                                                  5,037,382
             --------------------------------------------------
                                                                  ------------
             FINANCE-RETAIL--0.4%
             --------------------------------------------------
     500,000 Scotsman Industries, Inc., Sr. Note, 9.50%,
             12/15/2000                                                511,250
             --------------------------------------------------
                                                                  ------------
             FINANCIAL SERVICES--1.5%
             --------------------------------------------------
     500,000 Navistar Financial Corp. Owner Trust 1995-A , Sr.
             Sub. Note, 8.875%, 11/15/1998                             508,259
             --------------------------------------------------
     500,000 Presidential Life Corp., Sr. Note, 9.50%,
             12/15/2000                                                512,500
             --------------------------------------------------
   1,000,000 Reliance Group Holdings, Inc., Sr. Note, 9.00%,
             11/15/2000                                              1,022,500
             --------------------------------------------------
                                                                  ------------
              Total                                                  2,043,259
             --------------------------------------------------
                                                                  ------------
             INDUSTRIAL RELATED--3.1%
             --------------------------------------------------
     850,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000                  869,125
             --------------------------------------------------
     350,000 Bethlehem Steel Corp., Sr. Note, 10.375%, 9/1/2003        366,625
             --------------------------------------------------
   1,000,000 Clark USA, Inc., Sr. Note, 11.00% accrual,
             2/15/2000                                                 732,500
             --------------------------------------------------
     500,000 Exide Corp., Sr. Note, 10.75%, 12/15/2002                 515,625
             --------------------------------------------------
     500,000 John Q. Hammons Hotels, 1st Mtg. Bond, 8.875%,
             2/15/2004                                                 491,250
             --------------------------------------------------
     700,000 K-III Communications Corp., Sr. Secd. Note,
             10.625%, 5/1/2002                                         728,000
             --------------------------------------------------
     500,000 Unisys Corp., Deb., 9.50%, 7/15/1998                      502,500
             --------------------------------------------------
     300,000 Unisys Corp., Sr. Note, 10.625%, 10/1/1999                311,625
             --------------------------------------------------
                                                                  ------------
              Total                                                  4,517,250
             --------------------------------------------------
                                                                  ------------
             OIL REFINING--1.8%
             --------------------------------------------------
     300,000 Clark Refining & Marketing Inc., Sr. Note, 10.50%,
             12/1/2001                                                 309,000
             --------------------------------------------------
     500,000 PDV America, Sr. Note, 7.25%, 8/1/1998                    499,989
             --------------------------------------------------
   2,000,000 USX Marathon Corp., 5.75%, 7/1/2001                     1,895,000
             --------------------------------------------------
                                                                  ------------
              Total                                                  2,703,989
             --------------------------------------------------
                                                                  ------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             PAPER PRODUCTS--2.1%
             ---------------------------------------------------
 $   500,000 Fort Howard Corp., Sr. Note, 9.25%, 3/15/2001         $    515,000
             ---------------------------------------------------
     500,000 Repap New Brunswick, 1st Priority Sr. Secd. Note,
             9.875%, 7/15/2000                                          502,500
             ---------------------------------------------------
     500,000 Repap New Brunswick, Sr. Note, 8.875%, 7/15/2000           490,000
             ---------------------------------------------------
     700,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note,
             9.25%, 2/1/2002                                            693,000
             ---------------------------------------------------
     700,000 Stone Container Corp., Sr. Note, 9.875%, 2/1/2001          657,125
             ---------------------------------------------------
     200,000 Stone Container Corp., Sr. Sub. Note, 11.00%,
             8/15/1999                                                  193,250
             ---------------------------------------------------   ------------

              Total                                                   3,050,875
             ---------------------------------------------------   ------------

             PRINTING & PUBLISHING--0.4%
             ---------------------------------------------------
     600,000 World Color Press, Sr. Sub. Note, 9.125%, 3/15/2003        603,000
             ---------------------------------------------------   ------------

             SERVICES--0.3%
             ---------------------------------------------------
     500,000 Prime Hospitality Corp., 1st Mtg. Bond, 9.25%,
             1/15/2006                                                  505,000
             ---------------------------------------------------   ------------

             STEEL--0.5%
             ---------------------------------------------------
     750,000 Wheeling Pittsburgh Corp., Sr. Note, 9.375%,
             11/15/2003                                                 711,562
             ---------------------------------------------------   ------------

             TELECOMMUNICATIONS--4.1%
             ---------------------------------------------------
   1,000,000 Cablevision Systems Corp., Sr. Sub. Deb., 10.75%,
             4/1/2004                                                 1,035,000
             ---------------------------------------------------
     750,000 Centennial Cellular Corp., Sr. Note, 8.875%,
             11/1/2001                                                  727,500
             ---------------------------------------------------
     750,000 Century Communications, Corp., Sr. Note, 9.75%,
             2/15/2002                                                  765,937
             ---------------------------------------------------
   1,000,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005          1,005,000
             ---------------------------------------------------
   1,000,000 Le Groupe Videotron Ltee, Sub. Deb Conv., 10.625%,
             2/15/2005                                                1,097,500
             ---------------------------------------------------
   1,000,000 Lenfest Communications Inc., Sr. Note, 8.375%,
             11/1/2005                                                  920,000
             ---------------------------------------------------
     500,000 Olympus Communication LP, Sr. Note, Series 144A,
             10.625%, 11/15/2006                                        505,000
             ---------------------------------------------------   ------------

              Total                                                   6,055,937
             ---------------------------------------------------   ------------

             TEXTILE PRODUCTS--0.3%
             ---------------------------------------------------
     500,000 Dominion Textiles Inc., Sr. Note, 8.875%, 11/1/2003        506,250
             ---------------------------------------------------   ------------

             UTILITIES-ELECTRIC--1.1%
             ---------------------------------------------------
     500,000 Jones Intercable, Inc., Sr. Note, 9.625%, 3/15/2002        519,375
             ---------------------------------------------------




BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             UTILITIES-ELECTRIC--CONTINUED
             ---------------------------------------------------
 $ 1,000,000 Long Island Lighting Co., Deb., 7.30%, 7/15/1999      $  1,005,194
             ---------------------------------------------------   ------------

              Total                                                   1,524,569
             ---------------------------------------------------   ------------

              TOTAL CORPORATE BONDS (IDENTIFIED COST
             $39,939,634)                                            40,706,793
             ---------------------------------------------------   ------------

 CORPORATE NOTE--0.7%
 ---------------------------------------------------------------
             TELECOMMUNICATIONS--0.7%
             ---------------------------------------------------
   1,000,000 Rogers Cablesystems Ltd., Note, 9.625%, 8/1/2002
             (IDENTIFIED COST $1,007,315)                             1,037,500
             ---------------------------------------------------   ------------

 U.S. TREASURY OBLIGATIONS--56.6%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--56.6%
             ---------------------------------------------------
  20,000,000 5.75%, 10/31/1997                                       19,987,500
             ---------------------------------------------------
  15,000,000 5.75%, 12/31/1998                                       14,850,000
             ---------------------------------------------------
  17,000,000 5.875%, 7/31/1997                                       17,015,929
             ---------------------------------------------------
  20,000,000 6.125%, 3/31/1998                                       20,012,500
             ---------------------------------------------------
  10,000,000 6.875%, 8/31/1999                                       10,078,120
             ---------------------------------------------------   ------------

              TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
             $81,963,425)                                            81,944,049
             ---------------------------------------------------   ------------

 (B) REPURCHASE AGREEMENT--6.6%
 ---------------------------------------------------------------
   9,601,701 Credit Suisse First Boston, 6.45%, dated 3/31/1997, due 4/1/1997
             (AT AMORTIZED COST)                                      9,601,701
             ---------------------------------------------------   ------------

              TOTAL INVESTMENTS (IDENTIFIED COST
             $142,874,684)(C)                                      $143,785,672
             ---------------------------------------------------   ------------


(a) Denotes variable rate securities which show current rate.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $142,874,684. The net unrealized appreciation of investments on a federal tax basis amounts to $910,988 which is comprised of $1,161,272 appreciation and $250,284 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($144,749,149) at March 31, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value (identified and tax cost
$142,874,684)                         $143,785,672
-------------------------------------
Cash                                         7,323
-------------------------------------
Income receivable                        2,071,692
-------------------------------------
Receivable for shares sold                   1,000
-------------------------------------
Deferred expenses                           17,490
------------------------------------- ------------
  Total assets                         145,883,177
-------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $723,008
---------------------------
Accrued expenses              411,020
---------------------------  --------
  Total liabilities                      1,134,028
------------------------------------- ------------
Net Assets for 48,357,640 shares
outstanding                           $144,749,149
------------------------------------- ------------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $153,424,503
-------------------------------------
Net unrealized appreciation of
investments                                913,108
-------------------------------------
Accumulated net realized loss on
investments                             (9,468,527)
-------------------------------------
Distributions in excess of net
investment income                         (119,935)
------------------------------------- ------------
  Total Net Assets                    $144,749,149
------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$144,749,149 / 48,357,640 shares
outstanding                           $       2.99
------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)




BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                     $ 5,244,504
-----------------------------------------------------------  -----------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $  567,288
-----------------------------------------------
Administrative personnel and services fee            73,276
-----------------------------------------------
Custodian fees                                       30,267
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                            211,420
-----------------------------------------------
Directors'/Trustees' fees                             1,697
-----------------------------------------------
Auditing fees                                        18,660
-----------------------------------------------
Legal fees                                            2,189
-----------------------------------------------
Portfolio accounting fees                            32,712
-----------------------------------------------
Distribution services fee                           189,096
-----------------------------------------------
Share registration costs                              8,734
-----------------------------------------------
Printing and postage                                 28,239
-----------------------------------------------
Insurance premiums                                    1,460
-----------------------------------------------
Taxes                                                   242
-----------------------------------------------
Miscellaneous                                         8,058
-----------------------------------------------  ----------
  Total expenses                                  1,173,338
-----------------------------------------------
Waivers--
-----------------------------------------------
  Waiver of investment advisory fee                (129,528)
-----------------------------------------------  ----------
    Net expenses                                               1,043,810
-----------------------------------------------------------  -----------
      Net investment income                                    4,200,694
-----------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------
Net realized gain on investments                                 186,667
-----------------------------------------------------------
Net change in unrealized appreciation of investments            (191,347)
-----------------------------------------------------------  -----------
  Net realized and unrealized loss on investments                 (4,680)
-----------------------------------------------------------  -----------
    Change in net assets resulting from operations           $(4,196,014)
-----------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED
                                     (UNAUDITED)   PERIOD ENDED    YEAR ENDED
                                      MARCH 31,    SEPTEMBER 30,   APRIL 30,
                                         1997          1996           1996
-----------------------------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------
OPERATIONS--
-----------------------------------
Net investment income                $  4,200,694  $  3,640,476   $  3,088,222
-----------------------------------
Net realized gain (loss) on
investments ($186,667,
$87,710, and $493,015 net gains,
respectively, as
computed for federal tax purposes)        186,667       (42,344)       511,538
-----------------------------------
Net change in unrealized                 (191,347)      526,658        767,013
appreciation (depreciation)          ------------  ------------   ------------
-----------------------------------
  Change in net assets resulting        4,196,014     4,124,790      4,366,773
from operations                      ------------  ------------   ------------
-----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------
Distributions from net investment
income                                 (4,198,617)   (3,150,985)    (3,088,222)
-----------------------------------
Tax return of capital                          --      (529,561)            --
-----------------------------------
Distributions in excess of net
investment income                              --            --         (4,918)
-----------------------------------
Distributions from net realized
gains                                     (45,361)           --             --
-----------------------------------  ------------  ------------   ------------
   Change in net assets resulting
   from
   distributions to shareholders       (4,243,978)   (3,680,546)    (3,093,140)
-----------------------------------  ------------  ------------   ------------
SHARE TRANSACTIONS--
-----------------------------------
Proceeds from sale of shares           17,377,778    12,700,025     13,369,396
-----------------------------------
Proceeds from shares issued in
connection
with the acquisition of Blanchard
Short-Term
Global Income Fund                             --            --    174,188,041
-----------------------------------
Net asset value of shares issued to
shareholders in
payment of distributions declared       3,081,804     3,194,311      2,652,603
-----------------------------------
Cost of shares redeemed               (33,695,987)  (36,071,531)   (37,161,711)
-----------------------------------  ------------  ------------   ------------
   Change in net assets resulting
   from share transactions            (13,236,405)  (20,177,195)   153,048,329
-----------------------------------  ------------  ------------   ------------
      Change in net assets            (13,284,369)  (19,732,951)   154,321,962
-----------------------------------
NET ASSETS:
-----------------------------------
Beginning of period                   158,033,518   177,766,469     23,444,507
-----------------------------------  ------------  ------------   ------------
End of period                        $144,749,149  $158,033,518   $177,766,469
-----------------------------------  ------------  ------------   ------------

(See Notes which are an integral part of the Financial Statements)




BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED          PERIOD
                          (UNAUDITED)        ENDED             YEAR ENDED APRIL 30,
                           MARCH 31,     SEPTEMBER 30,   -----------------------------------------
                             1997          1996 (A)       1996         1995        1994    1993(B)
------------------------  -----------    -------------   --------     -------     -------  -------
NET ASSET VALUE,             $ 3.00          $ 2.99        $ 2.94      $ 2.93      $ 3.00  $ 3.00
BEGINNING OF PERIOD
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income         0.08            0.07          0.22        0.15        0.17    0.00(f)
------------------------
 Net realized and
 unrealized gain (loss)
 on investments               (0.01)           0.01            --          --       (0.06)   0.00(f)
------------------------   --------        --------      --------     -------      -------  ------
Total from investment
operations                     0.07            0.08          0.22        0.15        0.11    0.00(f)
------------------------   --------        --------      --------     -------     -------  ------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
investment income             (0.08)          (0.06)        (0.17)      (0.14)      (0.17)  (0.00)(f)
------------------------
 Distributions in excess         --           (0.00)(f)     (0.00)(f)   (0.00)(f)      --      --
of net investment income
(c)
------------------------
 Tax return of capital           --           (0.01)           --          --          --      --
------------------------
 Distributions from net
realized gain on
investments                   (0.00)(f)          --            --          --       (0.01)  (0.00)(f)
------------------------   --------        --------      --------     -------     -------  ------
Total distributions           (0.08)          (0.07)        (0.17)      (0.14)      (0.18)  (0.00)(f)
------------------------   --------        --------      --------     -------     -------  ------
NET ASSET VALUE, END OF
PERIOD                       $ 2.99          $ 3.00        $ 2.99      $ 2.94      $ 2.93  $ 3.00
------------------------   --------        --------      --------     -------     -------  ------
TOTAL RETURN (D)               2.49%           2.61%         7.47%       5.34%       3.72%   0.15%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                      1.38%*          1.39%*        1.44%       1.38%       0.63%   3.03%*
------------------------
 Net investment income         5.55%*          5.26%*        5.49%       4.80%       5.64%   3.89%*
------------------------
 Expense                       0.17%*          0.25%*        0.40%       0.75%       1.42%     --
waiver/reimbursement (e)
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of        $144,749        $158,034      $177,766     $23,445     $42,381  $2,000
period (000 omitted)
------------------------
 Portfolio turnover              32%             21%          291%         84%        212%     36%
------------------------

* Computed on an annualized basis.

(a) The fund changed its fiscal year end from April 30 to September
    30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Reflects operations for the period from April 16, 1993
    (commencement of operations) to April 30, 1993.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Less than one cent per share.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Short-Term Flexible Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund seeks to provide high current income while seeking opportunities for capital appreciation.

On February 12, 1996, the fund acquired all the net assets of Blanchard Short- Term Global Income Fund pursuant to a plan of reorganization approved by Blanchard Short-Term Global Income Fund's shareholders on February 9, 1996. The acquisition was accomplished by a tax-free exchange of 102,463,593 shares of the Blanchard Short-Term Global Income Fund for 57,869,781 shares of the Fund valued at $174,188,041. Blanchard Short-Term Global Income Fund's net assets at that date ($174,188,041) included $2,707,873 of unrealized appreciation. Immediately following the acquisition the Fund had net assets of $193,217,808.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  The Fund acquired a capital loss carryforward of $9,885,574, which will expire 2003, from Blanchard Short-Term Global Income Fund as a result of the merger on February 12, 1996.

  At September 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $9,609,833, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR   EXPIRATION AMOUNT
 ---------------   -----------------
        2003          $9,609,833

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. As of March 31, 1997, the Fund had no outstanding foreign currency commitments.

  OPTIONS CONTRACTS--The Fund purchases over-the-counter put options on U.S. government securities to hedge fluctuations in the market value of certain portfolio securities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities. As of March 31, 1997, the Fund had no outstanding options contracts.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in shares were as follows:

                                      SIX MONTHS
                                         ENDED     PERIOD ENDED  YEAR ENDED
                                       MARCH 31,   SEPTEMBER 30,  APRIL 30,
                                         1997          1996         1996
------------------------------------  -----------  ------------- -----------
Shares sold                             5,765,904     4,248,564    4,477,310
------------------------------------
Shares issued in connection with the
acquisition of Blanchard Short-Term
Global Income Fund                             --            --   57,869,781
------------------------------------
Shares issued to shareholders in
payment of distributions declared       1,021,844     1,070,524      888,044
------------------------------------
Shares redeemed                       (11,182,141)  (12,096,346) (11,691,202)
------------------------------------  -----------   -----------  -----------
  Net change resulting from share
  transactions                         (4,394,393)   (6,777,258)  51,543,933
------------------------------------  -----------   -----------  -----------

(4) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc. the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.75% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--OFFITBANK provides the manager with sub-advisory services for which it receives a fee from the Manager equal to 0.25% of the Fund's average daily net assets. In addition, OFFITBANK may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the Manager for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.




BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee paid to the custodian is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $80,724. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Fund's operations.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

---------
PURCHASES  $43,969,287
---------  -----------
SALES      $55,406,335
---------  -----------



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher

                                         Vice President

                                      C. Grant Anderson

                                         Assistant Secretary


This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.






                                  BLANCHARD
                                   FLEXIBLE
                                   TAX-FREE
                                  BOND FUND

                              Portfolio Adviser
                           The United States Trust
                             Company of New York

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Captial Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.


S E M I - A N N U A L

           BLANCHARD
           FLEXIBLE
           TAX-FREE
           BOND FUND


           SEMI-ANNUAL
           REPORT
           March 31, 1997




           Available through
           Signet Financial
           Services, Inc.

           Managed by Virtus Capital
           Management, Inc.

(2351)
CUSIP 093212603
G01485-05 (5/97)

PRESIDENT'S MESSAGE

May 15, 1997

Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard
Flexible Tax- Free Bond Fund covering the six-month period from October 1, 1996 through March 31, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

Designed for tax-sensitive investors, the Fund pursues tax-free income through a professionally managed portfolio of municipal bonds issued across the United States.* During the six-month reporting period, the Fund's income distributions totaled $0.12 per share. The Fund's total return of 1.45% was impacted by a relatively weak bond market environment.** Assets in the Fund stood at $21.9 million at the end of the period.

Tax-free investing can give you a significant advantage over taxable investments. For example, the Fund's 30-day current net yield on the last day of the period was 4.63%, which is really the equivalent of a 6.71% taxable yield to an investor in the 31% tax bracket.+

Thank you for selecting the Blanchard Flexible Tax-Free Bond Fund to help you to keep more of what you earn. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President

 *Income may be subject to the federal alternative minimum tax and state and local taxes.

**Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--94.6%
 ---------------------------------------------------------
            ALASKA--8.4%
            ---------------------------------------------
 $1,000,000 Alaska State Housing Finance Corp., Refunding
            Revenue Bonds (Series A), 5.40%, 12/1/2013        A+    $   944,282
            ---------------------------------------------
  1,000,000 Valdez, AK Marine Terminal, Revenue Refunding
            Bonds
            (Series B), 5.50% (BP Pipeline Inc.),
            10/1/2028                                         AA-       904,867
            ---------------------------------------------
                                                                    -----------
             Total                                                    1,849,149
            ---------------------------------------------           -----------

            ARIZONA--4.3%
            ---------------------------------------------
  1,000,000 Salt River Project, AZ Agricultural
            Improvement & Power District, (Series C),
            Revenue Refunding Bonds, 5.00% (Original
            Issue Yield: 5.239%), 1/1/2013                    AA        942,657
            ---------------------------------------------           -----------

            CONNECTICUT--4.4%
            ---------------------------------------------
  1,000,000 Connecticut State HEFA, Revenue Bonds, 5.50%
            (Hartford Hospital)/(MBIA INS), 7/1/2026          AAA       956,536
            ---------------------------------------------           -----------

            FLORIDA--21.6%
            ---------------------------------------------
  1,000,000 Dade County, FL Water & Sewer System, Revenue
            Bonds, 5.50% (FGIC INS)/(Original Issue
            Yield: 5.86%), 10/1/2025                          AAA       949,086
            ---------------------------------------------
  1,000,000 Florida State Board of Education Capital
            Outlay, GO UT Bonds (Series A), 5.50%,
            6/1/2026                                          AA        963,388
            ---------------------------------------------
  1,000,000 Florida State Municipal Power Agency,
            Refunding Revenue Bonds, 5.25% (St. Lucie
            County, FL)/(FGIC INS)/(Original Issue Yield:
            5.85%), 10/1/2021                                 AAA       915,130
            ---------------------------------------------
  1,000,000 Orlando & Orange County Expressway Authority,
            FL, Expressway Revenue Refunding Bonds-Senior
            Lien, 5.25% (AMBAC INS)/(Original Issue
            Yield: 5.64%), 7/1/2012                           AAA       975,334
            ---------------------------------------------
  1,000,000 Orlando, FL Utilites Commission, Water and
            Electricity Revenue Bonds, 5.25% (Original
            Issue Yield: 5.768%), 10/1/2023                   AA-       913,427
            ---------------------------------------------           -----------

             Total                                                    4,716,365
            ---------------------------------------------           -----------

            MASSACHUSETTS--4.4%
            ---------------------------------------------
  1,000,000 Commonwealth of Massachusetts, GO UT
            Refunding Bonds, 5.00% (MBIA INS)/(Original
            Issue Yield: 5.25%), 11/1/2009                    AAA       959,356
            ---------------------------------------------           -----------





BLANCHARD FLEXIBLE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ----------                                                 ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 ---------------------------------------------------------
            MINNESOTA--4.0%
            ---------------------------------------------
 $1,000,000 Southern Minnesota Municipal Power Agency,
            Supply System Revenue Bonds (Series A), 4.75%
            (MBIA INS)/(Original Issue Yield: 5.52%),
            1/1/2016                                          AAA   $   876,696
            ---------------------------------------------           -----------

            NEVADA--4.3%
            ---------------------------------------------
  1,000,000 Nevada State, GO LT Refunding Bonds, 5.30%
            (Colorado River Community)/(Original Issue
            Yield: 5.45%), 7/1/2024                           AA        937,038
            ---------------------------------------------           -----------

            NEW JERSEY--4.4%
            ---------------------------------------------
  1,000,000 New Jersey State Transportation Trust Fund
            Agency, Refunding Bonds (Series A), 5.25%
            (MBIA INS)/(Original Issue Yield: 5.80%),
            6/15/2014                                         AAA       960,509
            ---------------------------------------------           -----------

            NEW YORK--12.8%
            ---------------------------------------------
  1,000,000 New York State Medical Care Facilities
            Finance Agency, Mortgage Revenue Refunding
            Bonds (Series A), 5.50% (Presbyterian
            Hospital)/(FHA and MBIA INSs)/(Original Issue
            Yield: 5.534%), 8/15/2024                         AAA       939,487
            ---------------------------------------------
  1,000,000 New York State Power Authority, Refunding
            Revenue Bonds (Series CC), 5.00% (Original
            Issue Yield: 5.32%), 1/1/2014                     AA-       927,046
            ---------------------------------------------
  1,000,000 Port Authority of New York and New Jersey,
            Revenue Bonds (104th Series) , 5.20% (AMBAC
            INS)/(Original Issue Yield: 5.35%), 7/15/2021     AAA       922,260
            ---------------------------------------------           -----------

             Total                                                    2,788,793
            ---------------------------------------------           -----------

            TEXAS--8.6%
            ---------------------------------------------
  1,000,000 Lower Colorado River Authority, TX, Refunding
            Revenue Bonds, 5.00%, 1/1/2009                    A+        962,922
            ---------------------------------------------
  1,000,000 San Antonio, TX Electric & Gas, Revenue
            Refunding Bonds, 5.00% (Original Issue Yield:
            5.275%), 2/1/2014                                 AA        927,861
            ---------------------------------------------           -----------

             Total                                                    1,890,783
            ---------------------------------------------           -----------

            WASHINGTON--13.0%
            ---------------------------------------------
  1,000,000 Port of Seattle, WA, Revenue Bonds (Series A), 5.50% (FGIC
            INS)/(Original Issue Yield:
            5.90%), 9/1/2021                                  AAA       947,303
            ---------------------------------------------
  1,000,000 Seattle, WA, Drain & Wastewater Utilities
            Refunding Revenue Bonds, 5.25% (MBIA
            INS)/(Original Issue Yield: 5.375%),
            12/1/2025                                         AAA       918,287
            ---------------------------------------------




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                   CREDIT
 OR SHARES                                                  RATING*    VALUE
 ----------                                                 ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 ---------------------------------------------------------
            WASHINGTON--CONTINUED
            ---------------------------------------------
 $1,000,000 Washington State, GO UT Bonds (Series A),
            5.75%
            (Original Issue Yield: 6.25%), 9/1/2019           AA    $   988,771
            ---------------------------------------------           -----------

             Total                                                    2,854,361
            ---------------------------------------------           -----------

            WISCONSIN--4.4%
            ---------------------------------------------
  1,000,000 Wisconsin State Transportation, Revenue Bonds
            (Series B),
            5.50% (Original Issue Yield: 5.912%),
            7/1/2022                                          AA-       951,494
            ---------------------------------------------           -----------

             TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
            $20,580,466)                                             20,683,737
            ---------------------------------------------           -----------

 MUTUAL FUND SHARES--4.4%
 ---------------------------------------------------------
    751,900 Dreyfus Tax Exempt Cash Management                          751,900
            ---------------------------------------------
    203,400 Nuveen Tax Exempt Money Market Fund                         203,400
            ---------------------------------------------           -----------

             TOTAL MUTUAL FUND SHARES (AT NET ASSET
            VALUE)                                                      955,300
            ---------------------------------------------           -----------

             TOTAL INVESTMENTS (IDENTIFIED COST
            $21,535,766)(A)                                         $21,639,037
            ---------------------------------------------           -----------


(a) The cost of investments for federal tax purposes amounts to $21,535,766. The net unrealized appreciation of investments on a federal tax basis amounts to $103,271 which is comprised of $287,450 appreciation and $184,374 depreciation at March 31, 1997.

 * Please refer to the Appendix of the Statement of Additional
   Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($21,860,247) at March 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance    INS--Insured
        Corporation                         LOC--Letter of Credit
FGIC--Financial Guaranty Insurance Company  LT--Limited Tax
FHA--Federal Housing Administration         MBIA--Municipal Bond Investors
GO--General Obligation                            Assurance
                                            UT--Unlimited Tax
HEFA--Health and Education Facilities Authority

(See Notes which are an integral part of the Financial Statements)




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value
(identified and tax cost
$21,535,766)                          $21,639,037
-------------------------------------
Cash                                           75
-------------------------------------
Income receivable                         344,347
-------------------------------------
Deferred expenses                          25,344
------------------------------------- -----------

  Total assets                         22,008,803
-------------------------------------
LIABILITIES:
---------------------------
Payable for shares redeemed  $    639
---------------------------
Income distribution payable   104,160
---------------------------
Accrued expenses               43,757
---------------------------  --------

Total liabilities                         148,556
------------------------------------- -----------

NET ASSETS FOR 4,151,995 shares
outstanding                           $21,860,247
------------------------------------- -----------

NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $22,139,126
-------------------------------------
Net unrealized appreciation of
investments                               103,271
-------------------------------------
Accumulated net realized loss on
investments                              (362,671)
-------------------------------------
Distributions in excess of net
investment income                         (19,479)
------------------------------------- -----------

  Total Net Assets                    $21,860,247
------------------------------------- -----------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$21,860,247 / 4,151,995 shares
outstanding                                 $5.26
------------------------------------- -----------


(See Notes which are an integral part of the Financial Statements)




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                     $ 601,246
-----------------------------------------------------------
EXPENSES:
-------------------------------------------------
Management fee                                     $ 83,238
-------------------------------------------------
Administrative personnel and services fee            37,397
-------------------------------------------------
Custodian fees                                       10,770
-------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                             21,575
-------------------------------------------------
Directors'/Trustees' fees                             1,745
-------------------------------------------------
Auditing fees                                         7,200
-------------------------------------------------
Legal fees                                            1,110
-------------------------------------------------
Portfolio accounting fees                            26,870
-------------------------------------------------
Distribution services fee                            27,746
-------------------------------------------------
Share registration costs                              6,046
-------------------------------------------------
Printing and postage                                 14,394
-------------------------------------------------
Insurance premiums                                      542
-------------------------------------------------
Miscellaneous                                         9,979
-------------------------------------------------  --------

  Total expenses                                    248,612
-------------------------------------------------
Waivers--
---------------------------------------
 Waiver of management fee                $(83,238)
---------------------------------------
 Waiver of administrative personnel and
services fee                              (26,645)
---------------------------------------
 Waiver of distribution services fee      (27,746)
---------------------------------------  --------

  Total waivers                                    (137,629)
-------------------------------------------------  --------

    Net expenses                                               110,983
-----------------------------------------------------------  ---------

      Net investment income                                    490,263
-----------------------------------------------------------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------
Net realized gain on investments                               277,088
-----------------------------------------------------------
Net change in unrealized appreciation of investments          (438,110)
-----------------------------------------------------------  ---------

  Net realized and unrealized loss on investments             (161,022)
-----------------------------------------------------------  ---------

    Change in net assets resulting from operations           $ 329,241
-----------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED)  PERIOD ENDED   YEAR ENDED
                                        MARCH 31,   SEPTEMBER 30,  APRIL 30,
                                          1997          1996          1996
-------------------------------------  -----------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------
OPERATIONS--
-------------------------------------
Net investment income                  $   490,263   $   461,956  $    960,342
-------------------------------------
Net realized gain (loss) on
investments                                277,088        39,445       891,432
-------------------------------------
Net change in unrealized appreciation
(depreciation)                            (438,110)      594,290      (406,293)
-------------------------------------  -----------   -----------  ------------

   Change in net assets resulting
   from operations                         329,241     1,095,691     1,445,481
-------------------------------------  -----------   -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------
Distributions from net investment
income                                    (490,263)     (445,952)     (960,342)
-------------------------------------
Distributions in excess of net
investment income                               --            --        (8,706)
-------------------------------------  -----------   -----------  ------------

   Change in net assets resulting
   from distributions
   to shareholders                        (490,263)     (445,952)     (969,048)
-------------------------------------  -----------   -----------  ------------

SHARE TRANSACTIONS--
-------------------------------------
Proceeds from sale of shares             4,387,511     6,936,750    26,287,368
-------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                     395,829       411,088       750,232
-------------------------------------
Cost of shares redeemed                 (5,332,205)   (8,149,963)  (24,287,075)
-------------------------------------  -----------   -----------  ------------

   Change in net assets resulting
   from share transactions                (548,865)     (802,125)    2,750,525
-------------------------------------  -----------   -----------  ------------

    Change in net assets                  (709,887)     (152,386)    3,226,958
-------------------------------------
NET ASSETS:
-------------------------------------
Beginning of period                     22,570,134    22,722,520    19,495,562
-------------------------------------  -----------   -----------  ------------

End of period                          $21,860,247   $22,570,134  $ 22,722,520
-------------------------------------  -----------   -----------  ------------


(See Notes which are an integral part of the Financial Statements)




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED) PERIOD ENDED   YEAR ENDED APRIL 30,
                           MARCH 31,  SEPTEMBER 30, -------------------------
                             1997        1996(A)     1996     1995    1994(B)
------------------------  ----------- ------------- -------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 5.31       $ 5.16     $ 5.03   $ 4.77   $ 5.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income         0.12         0.11       0.22     0.24     0.18
------------------------
 Net realized and
 unrealized gain (loss)
 on investments               (0.05)        0.15       0.13     0.26    (0.20)
------------------------    -------      -------    -------  -------  -------

Total from investment
operations                     0.07         0.26       0.35     0.50    (0.02)
------------------------    -------      -------    -------  -------  -------

LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income            (0.12)       (0.11)     (0.22)   (0.23)   (0.18)
------------------------
 Distributions in excess
 of net investment
 income (c)                      --           --         --    (0.01)      --
------------------------
 Distributions from net
 realized gain on
 investments                     --           --         --       --    (0.03)
------------------------    -------      -------    -------  -------  -------

Total distributions           (0.12)       (0.11)     (0.22)   (0.24)   (0.21)
------------------------    -------      -------    -------  -------  -------

NET ASSET VALUE, END OF
PERIOD                       $ 5.26       $ 5.31     $ 5.16   $ 5.03   $ 4.77
------------------------    -------      -------    -------  -------  -------

TOTAL RETURN (D)               1.45%        5.02%      6.86%   10.74%   (0.48)%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                      1.00%*       1.01%*     1.05%    1.00%    0.00%*
------------------------
 Net investment income         4.42%*       4.83%*     4.43%    4.87%    6.79%*
------------------------
 Expense
 waiver/reimbursement
 (e)                           1.24%*       1.23%*     1.25%    1.17%    2.22%*
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)       $21,860      $22,570    $22,723  $19,496  $23,267
------------------------
 Portfolio turnover              39%          25%       275%     170%     190%
------------------------

* Computed on an annualized basis.

(a) The fund changed its fiscal year end from April 30 to September
    30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Reflects operations for the period from August 12, 1993
    (commencement of operations) to April 30, 1994.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Flexible Tax Free Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund seeks to provide a high level of current interest income exempt from federal income tax, consistent with the preservation of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment regulated companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At September 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $639,759, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.




BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                          SIX MONTHS
                                            ENDED    PERIOD ENDED  YEAR ENDED
                   MARCH 31, SEPTEMBER 30, APRIL 30,
                            1997 1996 1996
----------------------------------------  ---------- ------------- ----------
Shares sold                                 817,834    1,341,280    5,015,985
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                    73,387       78,775      142,764
----------------------------------------
Shares redeemed                            (992,498)  (1,571,250)  (4,631,991)
----------------------------------------   --------   ----------   ----------

   Net change resulting from share
   transactions                            (101,277)    (151,195)     526,758
----------------------------------------   --------   ----------   ----------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management Inc., the Fund's investment manager (the "Manager"), receives for its services an annual management fee equal to 0.75% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--United States Trust Company of New York provides the Manager with sub-advisory services for which it receives a monthly fee at the annual rate of 0.20% of the Fund's average daily net assets. In addition, United States Trust Company of New York may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the Manager. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated
Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $89,448. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Fund's operations.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

---------
PURCHASES  $8,209,993
---------  ----------
SALES      $9,209,930
---------  ----------




TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                       C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.







                                  BLANCHARD
                                   FLEXIBLE
                                 INCOME FUND

                              Portfolio Adviser
                                  OFFITBANK

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Captial Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.


S E M I - A N N U A L

           BLANCHARD
           FLEXIBLE
           INCOME
           FUND


           SEMI-ANNUAL
           REPORT
           March 31, 1997




           Available through
           Signet Financial
           Services, Inc.

           Managed by Virtus Capital
           Management, Inc.

(2351)
CUSIP 093212306
G01485-07 (5/97)

PRESIDENT'S MESSAGE
May 15, 1997

Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard
Flexible Income Fund covering the six-month period from October 1, 1996 through March 31, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

On your behalf, the Fund pursues income through a professionally managed, diversified portfolio of U.S. and international corporate bonds and U.S. and international government bonds.* During the six-month reporting period, the Fund produced a 2.99% total return, the result of income distributions totaling $0.15 per share.** Due to the relatively weak bond market environment, the share price experienced a minimal $0.01 decrease from the first day of the period to the last day. Assets in the Fund stood at $166.8 million at the end of the period.

Thank you for selecting the Blanchard Flexible Income Fund to pursue your financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President

 *Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
**Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BLANCHARD FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                              VALUE
 --------- -----------------------------------------------------   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
 ---------------------------------------------------------------
  $133,010   (a)Resolution Trust Corp. 1994-N2, Series 1994-N2,
               Class 4, 10.50%, 12/15/2004 (IDENTIFIED COST
               $131,030)                                           $    133,010
           -----------------------------------------------------   ------------
 CORPORATE BONDS--32.8%
 ---------------------------------------------------------------
           AEROSPACE--2.0%
           -----------------------------------------------------
 1,700,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001                   1,708,500
           -----------------------------------------------------
 1,500,000 UNC, Inc., Sr. Note, 9.125%, 7/15/2003                     1,582,500
           -----------------------------------------------------   ------------
            Total                                                     3,291,000
           -----------------------------------------------------   ------------
           CONSUMER RELATED--1.6%
           -----------------------------------------------------
 1,000,000 Host Marriot Travel Plaza, Sr. Note, 9.50%, 5/15/2005      1,020,000
           -----------------------------------------------------
 1,600,000 Revlon Consumer Products Corp. Sr. Deb. 10.875%,
           7/15/2010                                                  1,644,000
           -----------------------------------------------------   ------------
            Total                                                     2,664,000
           -----------------------------------------------------   ------------
           ENERGY & OIL RELATED--1.9%
           -----------------------------------------------------
 2,000,000 Maxus Energy Corp., Medium Term Note, 11.02%,
           5/15/2001                                                  2,059,000
           -----------------------------------------------------
 1,000,000 Triton Energy Corp., Sr. Sub. Note, 9.75%, 12/15/2000      1,047,500
           -----------------------------------------------------   ------------
            Total                                                     3,106,500
           -----------------------------------------------------   ------------
           FINANCE--3.2%
           -----------------------------------------------------
 1,500,000 Americo Life, Inc., Sr. Sub. Note, 9.25%, 6/1/2005         1,503,750
           -----------------------------------------------------
 1,000,000 Navistar Financial Corp. Owner Trust 1995-A, Sr. Sub.
           Note, 8.875%, 11/15/1998                                   1,016,517
           -----------------------------------------------------
 1,500,000 Presidential Life Corp., Sr. Note, 9.50%, 12/15/2000       1,537,500
           -----------------------------------------------------
 1,250,000 Reliance Group Holdings, Inc., Sr. Note, 9.00%,
           11/15/2000                                                 1,278,125
           -----------------------------------------------------   ------------
            Total                                                     5,335,892
           -----------------------------------------------------   ------------
           INDUSTRIAL SERVICES--1.8%
           -----------------------------------------------------
 1,000,000 ADT Operations, Sr. Sub. Note, 9.25%, 8/1/2003             1,060,000
           -----------------------------------------------------
 1,000,000 Bell & Howell Oper Co., Sr. Note, 9.25%, 7/15/2000         1,021,250
           -----------------------------------------------------
 1,000,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003               960,000
           -----------------------------------------------------   ------------
            Total                                                     3,041,250
           -----------------------------------------------------   ------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             OIL REFINING--1.3%
             ---------------------------------------------------
 $ 2,250,000 PDV America, Sr. Note, 7.25%, 8/1/1998                $  2,249,951
             ---------------------------------------------------   ------------
             PAPER/FOREST PRODUCTS/CONTAINERS--6.6%
             ---------------------------------------------------
   1,000,000 Doman Industries, Ltd., Sr. Note, 8.75%, 3/15/2004         945,000
             ---------------------------------------------------
   1,250,000 Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006        1,268,750
             ---------------------------------------------------
   1,000,000 Gaylord Container Corp., Sr. Note, 11.50%,
             5/15/2001                                                1,055,000
             ---------------------------------------------------
   1,000,000 Maxxam Group, Inc., Sr. Note, 11.25%, 8/1/2003           1,030,000
             ---------------------------------------------------
   2,500,000 Owens--Illinois, Inc., Sr. Sub. Note, 10.00%,
             8/1/2002                                                 2,634,375
             ---------------------------------------------------
   1,000,000 Repap New Brunswick, Inc., 1st Priority Sr. Secd.
             Note,
             9.875%, 7/15/2000                                        1,005,000
             ---------------------------------------------------
   1,000,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note,
             9.25%, 2/1/2002                                            990,000
             ---------------------------------------------------
   2,000,000 (a)Stone Container Finance Co. Can., 11.50%,
             8/15/2006                                                2,040,000
             ---------------------------------------------------   ------------
              Total                                                  10,968,125
             ---------------------------------------------------   ------------
             REAL ESTATE DEVELOPMENT--0.9%
             ---------------------------------------------------
   1,500,000 Granite Development Partners LP, Sr. Note, 10.83%,
             11/15/2003                                               1,477,500
             ---------------------------------------------------   ------------
             SERVICES--1.2%
             ---------------------------------------------------
   1,000,000 HMH Properties, Inc., Sr. Note, 9.5%, 5/15/2005          1,000,000
             ---------------------------------------------------
   1,000,000 (a)Prime Hospitality Corp., Sr. Sub. Note, 9.75%,
             4/1/2007                                                 1,008,750
             ---------------------------------------------------   ------------
              Total                                                   2,008,750
             ---------------------------------------------------   ------------
             STEEL--2.7%
             ---------------------------------------------------
   1,500,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000                 1,533,750
             ---------------------------------------------------
   1,000,000 Bethlehem Steel Corp., Sr. Note, 10.375%, 9/1/2003       1,047,500
             ---------------------------------------------------
   1,000,000 Earle M. Jorgensen Co., Sr. Note, 10.75%, 3/1/2000         987,500
             ---------------------------------------------------
   1,000,000 Northwestern Steel & Wire Co., Sr. Note, 9.50%,
             6/15/2001                                                  977,500
             ---------------------------------------------------   ------------
              Total                                                   4,546,250
             ---------------------------------------------------   ------------
             TELECOMMUNICATIONS/CABLE--3.0%
             ---------------------------------------------------
   1,000,000 Cablevision Systems Corp., Sr. Sub. Deb., 10.75%,
             4/1/2004                                                 1,035,000
             ---------------------------------------------------
   1,000,000 Centennial Cellular Corp., Sr. Note, 8.875%,
             11/1/2001                                                  970,000
             ---------------------------------------------------
   1,000,000 Lenfest Communications Inc., Sr. Note, 8.375%,
             11/1/2005                                                  920,000
             ---------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
 ------------- ------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 --------------------------------------------------------------
               TELECOMMUNICATIONS/CABLE--CONTINUED
               ------------------------------------------------
   $ 1,000,000 Storer Communications, Sub. Deb., 10.00%,
               5/15/2003                                          $  1,016,250
               ------------------------------------------------
     1,000,000 Teleport Communications Group, Inc., Sr. Note,
               9.875%, 7/1/2006                                      1,042,500
               ------------------------------------------------   ------------
                Total                                                4,983,750
               ------------------------------------------------   ------------
               TRANSPORTATION--3.7%
               ------------------------------------------------
     1,500,000 Eletson Holdings, Inc., 1st Pfd. Ship Mtg. Note,
               9.25%, 11/15/2003                                     1,503,750
               ------------------------------------------------
     1,389,000 Piedmont Aviation, EQPT Trust Ctfs., 10.15%,
               3/28/2003                                             1,364,692
               ------------------------------------------------
       852,000 Piedmont Aviation, EQPT Trust Ctfs., 9.90%,
               1/15/2001                                               867,975
               ------------------------------------------------
     1,500,000 Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003        1,537,500
               ------------------------------------------------
       896,000 USAir, Inc., EQPT Trust Ctfs., 9.9%, 1/15/2001          884,800
               ------------------------------------------------   ------------
                Total                                                6,158,717
               ------------------------------------------------   ------------
               UTILITIES--ELECTRIC--2.9%
               ------------------------------------------------
     1,000,000 Cleveland Electric Illuminating Co., 1st Mtg.
               Bond,
               9.50%, 5/15/2005                                      1,071,250
               ------------------------------------------------
     1,494,000 CTC Mansfield Funding, Secured Lease Obligation
               Bonds, 10.25%, 3/30/2003                              1,531,350
               ------------------------------------------------
     2,218,808 (a)Tucson Electric Power Co., Secured Notes,
               10.21%, 1/1/2009                                      2,152,244
               ------------------------------------------------   ------------
                Total                                                4,754,844
               ------------------------------------------------   ------------
                TOTAL CORPORATE BONDS (IDENTIFIED COST
               $53,709,228)                                         54,586,529
               ------------------------------------------------   ------------
 FOREIGN SECURITIES--0.9%
 --------------------------------------------------------------
               TELECOMMUNICATIONS/CABLE--0.9%
               ------------------------------------------------
 CAD 2,000,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
               Note, 9.65%, 1/15/2014 (IDENTIFIED COST
               $1,511,716)                                           1,430,119
               ------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--32.3%
 --------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--14.3%
               ------------------------------------------------
        37,673 Pool E00434, 7.00%, 5/1/2011                             37,124
               ------------------------------------------------
     1,763,386 Pool E20217, 7.00%, 1/1/2011                          1,741,271
               ------------------------------------------------
     3,816,831 Pool E20271, 7.00%, 11/1/2011                         3,761,254
               ------------------------------------------------
       718,157 Pool E64769, 7.00%, 7/1/2011                            707,700
               ------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                          VALUE
 --------- -------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -----------------------------------------------------------
           FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
           -------------------------------------------------
 $ 278,459 Pool E64891, 7.00%, 7/1/2011                        $   274,405
           -------------------------------------------------
 1,552,710 Pool E65184, 7.00%, 8/1/2011                          1,530,101
           -------------------------------------------------
   468,603 Pool E65186, 7.00%, 8/1/2011                            461,780
           -------------------------------------------------
    59,866 Pool E65399, 7.00%, 9/1/2011                             58,994
           -------------------------------------------------
   479,199 Pool E65450, 7.00%, 10/1/2011                           472,221
           -------------------------------------------------
   312,251 Pool E65454, 7.00%, 10/1/2011                           307,704
           -------------------------------------------------
   166,603 Pool E65468, 7.00%, 10/1/2011                           164,177
           -------------------------------------------------
 2,254,852 Pool E65490, 7.00%, 10/1/2011                         2,222,019
           -------------------------------------------------
 2,932,549 Pool E65503, 7.00%, 10/1/2011                         2,889,848
           -------------------------------------------------
   321,451 Pool E65597, 7.00%, 10/1/2011                           316,770
           -------------------------------------------------
   247,813 Pool E65645, 7.00%, 11/1/2011                           244,205
           -------------------------------------------------
   657,490 Pool E65660, 7.00%, 11/1/2011                           647,916
           -------------------------------------------------
   828,791 Pool E65690, 7.00%, 11/1/2011                           816,723
           -------------------------------------------------
 1,606,660 Pool E65702, 7.00%, 11/1/2011                         1,583,266
           -------------------------------------------------
   977,241 Pool E65703, 7.00%, 11/1/2011                           963,011
           -------------------------------------------------
 1,955,020 Pool E65712, 7.00%, 12/1/2011                         1,926,553
           -------------------------------------------------
   337,703 Pool E65717, 7.00%, 11/1/2011                           332,785
           -------------------------------------------------
 1,060,557 Pool E65723, 7.00%, 11/1/2011                         1,045,114
           -------------------------------------------------
   426,562 Pool E65750, 7.00%, 11/1/2011                           420,351
           -------------------------------------------------
    35,343 Pool E65759, 7.00%, 12/1/2011                            34,828
           -------------------------------------------------
    32,973 Pool G10524, 7.00%, 6/1/2011                             32,493
           -------------------------------------------------
   630,253 Pool G10556, 7.00%, 7/1/2011                            621,075
           -------------------------------------------------
   312,165 Pool G10590, 7.00%, 10/1/2011                           307,619
           -------------------------------------------------   -----------
            Total                                               23,921,307
           -------------------------------------------------   -----------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--18.0%
           -------------------------------------------------
   648,729 Pool 193576, 8.00%, 7/15/2026                           653,321
           -------------------------------------------------
    41,537 Pool 326542, 8.00%, 5/15/2022                            42,098
           -------------------------------------------------
    29,983 Pool 334760, 8.00%, 8/15/2025                            30,223
           -------------------------------------------------
    37,037 Pool 338684, 8.00%, 7/15/2024                            37,365
           -------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 --------- ---------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -------------------------------------------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
           ---------------------------------------------------
 $454,507  Pool 353016, 8.00%, 1/15/2025                         $    458,143
           ---------------------------------------------------
  556,760  Pool 354163, 8.00%, 8/15/2026                              560,701
           ---------------------------------------------------
  162,227  Pool 361590, 8.00%, 7/15/2024                              163,665
           ---------------------------------------------------
  259,220  Pool 361942, 8.00%, 5/15/2025                              261,294
           ---------------------------------------------------
   46,489  Pool 365136, 8.00%, 9/15/2024                               46,901
           ---------------------------------------------------
  470,284  Pool 369463, 8.00%, 1/15/2025                              474,046
           ---------------------------------------------------
  874,404  Pool 369485, 8.00%, 9/15/2024                              882,150
           ---------------------------------------------------
  555,579  Pool 370587, 8.00%, 9/15/2025                              560,023
           ---------------------------------------------------
  875,492  Pool 372365, 8.00%, 7/15/2026                              881,690
           ---------------------------------------------------
  194,281  Pool 375080, 8.00%, 4/15/2025                              195,836
           ---------------------------------------------------
   51,899  Pool 375189, 8.00%, 2/15/2024                               52,359
           ---------------------------------------------------
  240,420  Pool 376175, 8.00%, 2/15/2025                              242,343
           ---------------------------------------------------
   72,155  Pool 376198, 8.00%, 5/15/2025                               72,732
           ---------------------------------------------------
   59,282  Pool 377404, 8.00%, 1/15/2025                               59,756
           ---------------------------------------------------
  381,919  Pool 377608, 8.00%, 8/15/2025                              384,974
           ---------------------------------------------------
  554,686  Pool 379597, 8.00%, 5/15/2025                              559,123
           ---------------------------------------------------
   29,388  Pool 380634, 8.00%, 10/15/2024                              29,648
           ---------------------------------------------------
   55,433  Pool 382067, 8.00%, 5/15/2025                               55,876
           ---------------------------------------------------
  437,935  Pool 384598, 8.00%, 4/15/2025                              441,438
           ---------------------------------------------------
  828,007  Pool 384600, 8.00%, 5/15/2025                              834,630
           ---------------------------------------------------
  556,853  Pool 384694, 8.00%, 8/15/2025                              561,307
           ---------------------------------------------------
  723,152  Pool 385904, 8.00%, 9/15/2024                              729,558
           ---------------------------------------------------
  377,050  Pool 386613, 8.00%, 11/15/2024                             380,390
           ---------------------------------------------------
  732,374  Pool 386721, 8.00%, 4/15/2025                              738,232
           ---------------------------------------------------
  106,893  Pool 388751, 8.00%, 6/15/2024                              107,840
           ---------------------------------------------------
  203,681  Pool 388757, 8.00%, 9/15/2024                              205,485
           ---------------------------------------------------
  802,553  Pool 389603, 8.00%, 9/15/2024                              809,663
           ---------------------------------------------------
  597,643  Pool 390343, 8.00%, 4/15/2025                              602,424
           ---------------------------------------------------
  750,985  Pool 390602, 8.00%, 9/15/2024                              757,638
           ---------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 ---------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
             ---------------------------------------------------
 $    82,084 Pool 392003, 8.00%, 9/15/2024                         $     82,811
             ---------------------------------------------------
      48,157 Pool 392233, 8.00%, 5/15/2024                               48,584
             ---------------------------------------------------
      36,024 Pool 392550, 8.00%, 9/15/2024                               36,343
             ---------------------------------------------------
     724,826 Pool 393260, 8.00%, 4/15/2025                              730,624
             ---------------------------------------------------
     111,816 Pool 393769, 8.00%, 5/15/2025                              112,710
             ---------------------------------------------------
     203,478 Pool 394649, 8.00%, 8/15/2024                              205,281
             ---------------------------------------------------
     213,770 Pool 395262, 8.00%, 8/15/2024                              215,664
             ---------------------------------------------------
     785,118 Pool 396925, 8.00%, 7/15/2025                              791,398
             ---------------------------------------------------
     357,161 Pool 398502, 8.00%, 3/15/2026                              359,689
             ---------------------------------------------------
     500,066 Pool 398646, 8.00%, 5/15/2026                              503,606
             ---------------------------------------------------
     284,971 Pool 398734, 8.00%, 6/15/2026                              286,988
             ---------------------------------------------------
      33,578 Pool 398746, 8.00%, 6/15/2026                               33,815
             ---------------------------------------------------
     723,515 Pool 398807, 8.00%, 7/15/2026                              728,637
             ---------------------------------------------------
     616,274 Pool 399971, 8.00%, 6/15/2026                              620,636
             ---------------------------------------------------
     220,234 Pool 400737, 8.00%, 5/15/2024                              222,185
             ---------------------------------------------------
     701,591 Pool 401191, 8.00%, 11/15/2024                             707,807
             ---------------------------------------------------
     134,098 Pool 401819, 8.00%, 4/15/2025                              135,171
             ---------------------------------------------------
     568,703 Pool 402263, 8.00%, 12/15/2024                             573,741
             ---------------------------------------------------
     659,619 Pool 402680, 8.00%, 5/15/2026                              664,289
             ---------------------------------------------------
      45,416 Pool 403582, 8.00%, 1/15/2025                               45,780
             ---------------------------------------------------
     817,587 Pool 403965, 8.00%, 9/15/2024                              824,830
             ---------------------------------------------------
      54,415 Pool 404080, 8.00%, 4/15/2025                               54,850
             ---------------------------------------------------
     378,752 Pool 405449, 8.00%, 4/15/2025                              381,782
             ---------------------------------------------------
     384,662 Pool 405873, 8.00%, 5/15/2025                              387,739
             ---------------------------------------------------
     151,029 Pool 405937, 8.00%, 7/15/2025                              152,237
             ---------------------------------------------------
      96,817 Pool 406638, 8.00%, 5/15/2025                               97,591
             ---------------------------------------------------
     185,192 Pool 408449, 8.00%, 5/15/2025                              186,674
             ---------------------------------------------------
     145,698 Pool 409740, 8.00%, 5/15/2025                              146,863
             ---------------------------------------------------
      28,100 Pool 410214, 8.00%, 12/15/2025                              28,325
             ---------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 ---------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
             ---------------------------------------------------
 $   561,713 Pool 410284, 8.00%, 9/15/2025                          $   566,207
             ---------------------------------------------------
     349,904 Pool 410554, 8.00%, 12/15/2025                             352,703
             ---------------------------------------------------
      31,070 Pool 410858, 8.00%, 12/15/2025                              31,318
             ---------------------------------------------------
     790,971 Pool 412618, 8.00%, 6/15/2026                              796,571
             ---------------------------------------------------
     436,464 Pool 413170, 8.00%, 10/15/2025                             439,956
             ---------------------------------------------------
     337,291 Pool 413535, 8.00%, 10/15/2025                             339,989
             ---------------------------------------------------
      86,501 Pool 413553, 8.00%, 11/15/2025                              87,193
             ---------------------------------------------------
     378,589 Pool 414080, 8.00%, 8/15/2025                              381,618
             ---------------------------------------------------
     230,293 Pool 415464, 8.00%, 7/15/2025                              232,135
             ---------------------------------------------------
     378,504 Pool 418481, 8.00%, 9/15/2025                              381,532
             ---------------------------------------------------
     915,695 Pool 423964, 8.00%, 7/15/2026                              922,177
             ---------------------------------------------------
     889,170 Pool 424694, 8.00%, 12/15/2025                             896,282
             ---------------------------------------------------
     627,211 Pool 425651, 8.00%, 6/15/2026                              631,651
             ---------------------------------------------------
     742,048 Pool 435289, 8.00%, 7/15/2026                              747,300
             ---------------------------------------------------
      41,453 Pool 780195, 8.00%, 7/15/2025                               41,785
             ---------------------------------------------------
     839,754 Pool 780247, 8.00%, 9/15/2025                              846,471
             ---------------------------------------------------
     123,552 Pool 780249, 8.00%, 9/15/2025                              124,540
             ---------------------------------------------------   ------------
              Total                                                  30,058,950
             ---------------------------------------------------   ------------
              TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
             $54,376,660)                                            53,980,257
             ---------------------------------------------------   ------------
 U.S. TREASURY--29.8%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--29.8%
             ---------------------------------------------------
  15,000,000 5.75%, 8/15/2003                                        14,156,250
             ---------------------------------------------------
  10,000,000 7.00%, 7/15/2006                                        10,021,870
             ---------------------------------------------------
  25,000,000 7.25%, 5/15/2004                                        25,500,000
             ---------------------------------------------------   ------------
              TOTAL U.S. TREASURY (IDENTIFIED COST $50,885,010)      49,678,120
             ---------------------------------------------------   ------------
 (C)REPURCHASE AGREEMENT--3.4%
 ---------------------------------------------------------------
   5,752,241 CS First Boston, Inc., 6.45%, dated 3/31/1997, due
             4/1/1997
             (AT AMORTIZED COST)                                      5,752,241
             ---------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST
               $166,365,885)(D)                                    $165,560,276
             ---------------------------------------------------   ------------



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1997, these securities amounted to $5,334,004 which represents 3.2% of net assets.

(b) Denotes variable rate securities which show the current rate.

(c) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $166,365,885. The net unrealized depreciation of investments on a federal tax basis amounts to $805,609 which is comprised of $1,202,575 appreciation and $2,008,184 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($166,763,097) at March 31, 1997.

The following acronyms are used throughout this portfolio:

CAD--Canadian Dollars
EGPT--Equipment Trust Certificates
LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------
Total investments in securities, at
value (identified and tax cost
$166,365,885)                           $165,560,276
---------------------------------------
Income receivable                          2,563,542
---------------------------------------
Receivable for shares sold                     5,000
---------------------------------------
Receivable for forward foreign
currency exchange contracts sold             146,768
---------------------------------------
Deferred expenses                             15,094
--------------------------------------- ------------

  Total assets                           168,290,680
---------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $1,158,483
---------------------------
Accrued expenses                369,100
---------------------------
                             ----------
  Total liabilities                        1,527,583
--------------------------------------- ------------

NET ASSETS for 34,548,505 shares
outstanding                             $166,763,097
--------------------------------------- ------------

NET ASSETS CONSIST OF:
---------------------------------------
Paid in capital                         $185,453,404
---------------------------------------
Net unrealized depreciation of
investments and translation of assets
and
liabilities in foreign currency             (659,402)
---------------------------------------
Accumulated net realized loss on
investments and foreign currency
transactions                             (17,132,822)
---------------------------------------
Distributions in excess of net
investment income                           (898,083)
--------------------------------------- ------------

  Total Net Assets                      $166,763,097
--------------------------------------- ------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
---------------------------------------
$166,763,097 / 34,548,505 shares
outstanding                                    $4.83
--------------------------------------- ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                    $ 6,895,039
-----------------------------------------------------------
EXPENSES:
-----------------------------------------------
Management fee                                   $  665,703
-----------------------------------------------
Administrative personnel and services fee            85,983
-----------------------------------------------
Custodian fees                                       40,251
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                            220,642
-----------------------------------------------
Directors'/Trustees' fees                             1,730
-----------------------------------------------
Auditing fees                                         8,150
-----------------------------------------------
Legal fees                                            2,368
-----------------------------------------------
Portfolio accounting fees                            34,532
-----------------------------------------------
Distribution services fee                           221,901
-----------------------------------------------
Share registration costs                              6,144
-----------------------------------------------
Printing and postage                                 32,763
-----------------------------------------------
Insurance premiums                                    1,095
-----------------------------------------------
Taxes                                                   242
-----------------------------------------------
Miscellaneous                                        16,956
-----------------------------------------------  ----------

  Total expenses                                              1,338,460
----------------------------------------------------------- -----------
    Net investment income                                     5,556,579
----------------------------------------------------------- -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
-----------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                  1,430,448
-----------------------------------------------------------
Net change in unrealized depreciation of investments
and translation of assets and liabilities in foreign
currency                                                     (1,479,139)
----------------------------------------------------------- -----------

  Net realized and unrealized loss on investments and
foreign currency                                                (48,691)
----------------------------------------------------------- -----------

    Change in net assets resulting from operations          $ 5,507,888
----------------------------------------------------------- -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                       ENDED         PERIOD          YEAR
                                    (UNAUDITED)       ENDED          ENDED
                                     MARCH 31,    SEPTEMBER 30,    APRIL 30,
                                        1997          1996           1996
----------------------------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------
OPERATIONS--
----------------------------------
Net investment income               $  5,556,579  $  5,059,729   $  14,539,300
----------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($1,430,448 net gain and $1,335,786 net loss, and
$3,223,064 net loss respectively, as computed for federal tax
purposes)                              1,430,448       175,174         480,236
----------------------------------
Net change in unrealized
appreciation (depreciation) of
investments and translation of
assets and liabilities in
foreign currency                      (1,479,139)    2,016,909       5,042,160
----------------------------------  ------------  ------------   -------------

  Change in net assets resulting
   from operations                     5,507,888     7,251,812      20,061,696
----------------------------------  ------------  ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------
Distributions from net investment
income                                (5,558,514)   (5,012,727)    (15,359,777)
----------------------------------
Tax return of capital                    --            (48,762)       --
----------------------------------  ------------  ------------   -------------

  Change in net assets resulting
   from distributions to
   shareholders                       (5,558,514)   (5,061,489)    (15,359,777)
----------------------------------  ------------  ------------   -------------

SHARE TRANSACTIONS--
----------------------------------
Proceeds from sale of shares          18,024,068    13,294,718      60,702,516
----------------------------------
Net asset value of shares issued
to shareholders in payment of
distributions declared                 3,706,523     4,042,963      11,757,432
----------------------------------
Cost of shares redeemed              (42,269,409)  (38,410,603)   (133,349,811)
----------------------------------  ------------  ------------   -------------

  Change in net assets resulting
   from share transactions           (20,538,818)  (21,072,922)    (60,889,863)
----------------------------------  ------------  ------------   -------------

    Change in net assets             (20,589,444)  (18,882,599)    (56,187,944)
----------------------------------
NET ASSETS:
----------------------------------
Beginning of period                  187,352,541   206,235,140     262,423,084
----------------------------------  ------------  ------------   -------------

End of period                       $166,763,097  $187,352,541   $ 206,235,140
----------------------------------  ------------  ------------   -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED                            YEAR ENDED APRIL 30,
                          (UNAUDITED)  PERIOD ENDED    ----------------------------------------
                           MARCH 31,   SEPTEMBER 30,
                             1997         1996(A)        1996      1995        1994    1993(B)
------------------------  -----------  -------------   --------  --------    --------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 4.84        $ 4.78        $ 4.71    $ 4.85      $ 5.09    $ 5.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income         0.15          0.15          0.28      0.30        0.40      0.21
------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency             (0.01)         0.04          0.10     (0.13)      (0.17)     0.09
------------------------   --------      --------      --------  --------    --------  --------

 Total from investment
  operations                   0.14          0.19          0.38      0.17        0.23      0.30
------------------------   --------      --------      --------  --------    --------  --------

LESS DISTRIBUTIONS
------------------------
 Distributions from net
  investment  income          (0.15)        (0.13)        (0.31)     0.00(c)    (0.36)    (0.21)
------------------------
 Tax return of capital                      (0.00)(c)     --        (0.31)      (0.03)    --
------------------------
 Distributions from net
 realized gain on
 investments and foreign
 currency transactions        --            --            --        --          (0.08)    --
------------------------   --------      --------      --------  --------    --------  --------

 Total distributions          (0.15)        (0.13)        (0.31)    (0.31)      (0.47)    (0.21)
------------------------   --------      --------      --------  --------    --------  --------

NET ASSET VALUE, END OF
PERIOD                       $ 4.83        $ 4.84        $ 4.78    $ 4.71      $ 4.85    $ 5.09
------------------------   --------      --------      --------  --------    --------  --------

TOTAL RETURN (D)               2.99%         3.95%         8.06%     3.74%       4.11%     6.17%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                      1.51%*        1.59%*        1.56%     1.58%       1.30%     0.20%*
------------------------
 Net investment income         6.26%*        7.38%*        6.06%     6.52%       7.10%     9.02%*
------------------------
 Expense
waiver/reimbursement (e)      --             0.01%*       --        --          --        --
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
period (000 omitted)       $166,763      $187,353      $206,235  $262,423    $550,254  $315,845
------------------------
 Portfolio turnover              65%           87%          347%      455%        346%      129%
------------------------

  *Computed on an annualized basis.

(a) The fund has changed its fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Reflects operations for the period from November 2, 1992
    (commencement of operations) to April 30, 1993.

(c) Less than one cent per share.

(d) Based on net asset value.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Flexible Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio's are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The fund seeks to provide high current income while seeking opportunities for capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities and other foreign securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  At September 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $18,382,894, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

   EXPIRATION YEAR                                           EXPIRATION AMOUNT
   ---------------                                           -----------------
        2002                                                    13,824,044
        2003                                                     3,223,064
        2004                                                     1,335,786

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At March 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

                                                     IN                  UNREALIZED
                      SETTLEMENT  CONTRACTS TO    EXCHANGE  CONTRACTS   APPRECIATION
                         DATE    DELIVER/RECEIVE    FOR      AT VALUE  (DEPRECIATION)
                      ---------- --------------- ---------- ---------- --------------
   Contracts Sold:
   Australian Dollar   6/10/97      7,000,000    $5,553,100 $5,415,900    $137,200
   Australian Dollar   9/25/97      2,040,000     1,500,000  1,496,918       3,082
   Canadian Dollar     9/25/97      2,040,000     1,496,040  1,489,554       6,486
                                                 ---------- ----------    --------
                                                 $8,549,140 $8,402,372    $146,768
                                                 ---------- ----------    --------

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
  Additional information on each restricted security held at March 31, 1997 is as follows:

    SECURITY                        FUND ACQUISITION DATE       ACQUISITION COST
    ---------------------------     ---------------------       ----------------
    Stone Container Finance Co.           8/9/1996                 $2,000,000
    Prime Hospitality Corp.               3/21/1997                 1,000,000
    Tucson Electric Power Co.       2/10/1993-12/22/1993            2,095,389
    Resolution Trust Corp.                12/8/1994                   131,030

  CHANGE IN FISCAL YEAR--The Trust has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in shares were as follows:

                                    PERIOD       PERIOD        YEAR
                                    ENDED         ENDED        ENDED
                                  MARCH 31,   SEPTEMBER 30,  APRIL 30,
                                     1997         1996         1996
--------------------------------- ----------  ------------- -----------
Shares sold                        3,682,883    2,777,685    12,498,920
---------------------------------
Shares issued to shareholders in
payment of
distributions declared               755,521      844,211     2,424,612
---------------------------------
Shares redeemed                   (8,629,826)  (8,034,939)  (27,527,713)
--------------------------------- ----------   ----------   -----------
  Net change resulting from share
  transactions                    (4,191,422)  (4,413,043)  (12,604,181)
--------------------------------- ----------   ----------   -----------

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management Inc., the Fund's manager (the "Manager"), receives for its services an annual fee equal to 0.75% of the Fund's average daily net assets.

SUB-ADVISORY FEE--OFFITBANK provides the Manager with sub-advisory services for which it receives a fee from the Manager determined by applying the following annual rates to the Fund's average daily net assets: .30% of the first $25 million of the Fund's average daily net assets; .25% of the next $25 million of average daily net assets; and
 .20% of average daily net assets in excess of $50 million.



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc. and the Virtus Funds, all of which are advised by the Manager. The administrative fee received during the period of the of the Administrative Services agreement shall be at least $75,000 per portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated
Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Fund's Custodian. The fee is based on the level of the Fund's daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $151,712. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commence of the Fund's operation's.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

---------
PURCHASES  $111,366,333
---------  ------------
SALES      $133,163,304
---------  ------------

(6) CONCENTRATION OF CREDIT RISK

CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher

                                         Vice President

                                      C. Grant Anderson

                                         Assistant Secretary
This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.






                                  BLANCHARD
                                    ASSET
                                  ALLOCATION
                                     FUND

                              Portfolio Adviser
                                Mellon Capital
                            Management Corporation

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Captial Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.


S E M I - A N N U A L

           BLANCHARD
           ASSET
           ALLOCATION
           FUND


           SEMI-ANNUAL
           REPORT
           March 31, 1997




           Available through
           Signet Financial
           Services, Inc.

           Managed by Virtus Capital
           Management, Inc.

(2351)
CUSIP 093212504
G01668-03 (5/97)

PRESIDENT'S MESSAGE

May 15, 1997

Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard
Asset Allocation Fund covering the six-month period from October 1, 1996 through March 31, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

On your behalf, the Fund pursues a competitive total return through income and share price growth by investing in a strategic combination of stocks, bonds, money market securities and other investments. During the six-month reporting period, the Fund delivered a total return of 9.45% through income distributions totaling $0.31 per share, capital gains distributions totaling $0.45 per share, and a $0.25 increase in net asset value.* Assets in the Fund stood at $3.7 million at the end of the period.

Thank you for selecting the Blanchard Asset Allocation Fund to pursue your financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President


*Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BLANCHARD ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT
 OR CONTRACTS                                                          VALUE
 ------------ ----------------------------------------------------   ----------
 CORPORATE BONDS--12.1%
 ------------------------------------------------------------------
 $  150,000   Associates First Capital Corp., 5.54%, 6/23/1997       $  148,248
              ----------------------------------------------------
    150,000   Ford Motor Credit Corp., 5.55%, 6/20/1997                 148,317
              ----------------------------------------------------
    150,000   Hertz Corp., 5.51%, 6/23/1997                             148,248
              ----------------------------------------------------   ----------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $444,329)         444,813
              ----------------------------------------------------   ----------

 OPTIONS--3.7%
 ------------------------------------------------------------------
              (a) Call option on S&P 500, expires 6/20/1997 strike
         22   at 750                                                     74,800
              ----------------------------------------------------
              (a) Call option on S&P 500, expires 6/20/1997 strike
         15   at 735                                                     61,125
              ----------------------------------------------------   ----------
               TOTAL OPTIONS (IDENTIFIED COST $129,211)                 135,925
              ----------------------------------------------------   ==========
 U.S. TREASURY--70.6%
 ------------------------------------------------------------------
     50,000   United States Treasury Bill, 6/26/1997                     49,385
              ----------------------------------------------------
  2,200,000   United States Treasury Bond, 8.75%, 5/15/2017           2,551,311
              ----------------------------------------------------   ----------
               TOTAL U.S. TREASURY (IDENTIFIED COST $2,624,411)       2,600,696
              ----------------------------------------------------   ----------

 (B) REPURCHASE AGREEMENT--11.3%
 ------------------------------------------------------------------
    418,372   CS First Boston, Inc., 6.45%, dated 3/31/1997, due
              4/1/1997
              (AT AMORTIZED COST)                                       418,372
              ----------------------------------------------------   ----------

               TOTAL INVESTMENTS (IDENTIFIED COST $3,616,323)(C)     $3,599,806
              ----------------------------------------------------   ----------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $3,616,323. The net unrealized depreciation of investments on a federal tax basis amounts to $16,517 which is comprised of $7,198 appreciation and $23,715 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($3,685,379) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD ASSET ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------
Investments in repurchase agreements  $  418,372
------------------------------------
Investments in securities              3,181,434
------------------------------------  ----------
Total investments in securities, at value
(identified and tax cost $3,616,323)             $3,599,806
------------------------------------------------
Cash                                                  1,028
------------------------------------------------
Income receivable                                    72,927
------------------------------------------------
Prepaid expenses                                     20,418
------------------------------------------------ ----------

  Total assets                                    3,694,179
------------------------------------------------
LIABILITIES:
------------------------------------------------
Payable for daily variation margin                    8,800
------------------------------------------------ ----------

NET ASSETS for 342,488 shares outstanding        $3,685,379
------------------------------------------------ ----------

NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $3,438,579
------------------------------------------------
Net unrealized depreciation of investments and
futures contracts                                   (46,942)
------------------------------------------------
Accumulated net realized gain on investments
and futures contracts                               244,126
------------------------------------------------
Undistributed net investment income                  49,616
------------------------------------------------ ----------

  Total Net Assets                               $3,685,379
------------------------------------------------ ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
------------------------------------------------
$3,685,379 / 342,488 shares outstanding              $10.76
------------------------------------------------ ----------


(See Notes which are an integral part of the Financial Statements)




BLANCHARD ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------
Interest                                                        $ 113,115
--------------------------------------------------------------
EXPENSES:
---------------------------------------------------
Management fee                                       $  18,623
---------------------------------------------------
Administrative personnel and services fee               37,397
---------------------------------------------------
Custodian fees                                           5,052
---------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                11,389
---------------------------------------------------
Directors'/Trustees' fees                                1,361
---------------------------------------------------
Auditing fees                                            6,777
---------------------------------------------------
Legal fees                                                 777
---------------------------------------------------
Portfolio accounting fees                               35,834
---------------------------------------------------
Share registration costs                                   345
---------------------------------------------------
Printing and postage                                     1,167
---------------------------------------------------
Miscellaneous                                            2,092
---------------------------------------------------  ---------
  Total expenses                                       120,814
---------------------------------------------------
Waivers and reimbursements--
------------------------------------------
 Waiver of management fee                  $(18,623)
------------------------------------------
 Waiver of administrative personnel and
 services fee                               (30,617)
------------------------------------------
 Waiver of custodian fees                    (5,052)
------------------------------------------
 Reimbursement of other operating expenses  (47,899)
------------------------------------------ --------
  Total waivers and reimbursements                    (102,191)
---------------------------------------------------  ---------
    Net expenses                                                   18,623
--------------------------------------------------------------  ---------
      Net investment income                                        94,492
--------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------
Net realized gain on investments and futures contracts            485,847
--------------------------------------------------------------
Net change in unrealized depreciation of investments and         (260,185)
futures contracts
--------------------------------------------------------------  ---------
  Net realized and unrealized gain on investments and futures
  contracts                                                       225,662
--------------------------------------------------------------  ---------
    Change in net assets resulting from operations              $ 320,154
--------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)




BLANCHARD ASSET ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED PERIOD ENDED
                                                    (UNAUDITED)    SEPTEMBER 30,
                                                   MARCH 31, 1997     1996(A)
------------------------------------------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                                $   94,492     $   53,879
------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($485,847 and $68,583 net gains, respectively, as computed for federal tax
purposes)                                               485,847        (98,943)
------------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments and futures
contracts                                              (260,185)       213,243
------------------------------------------------     ----------     ----------

  Change in net assets resulting from operations        320,154        168,179
------------------------------------------------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income                (98,755)            --
------------------------------------------------
Distributions from net realized gains on
investments and futures contracts                      (142,778)            --
------------------------------------------------     ----------     ----------

  Change in net assets resulting from
  distributions to shareholders                        (241,533)            --
------------------------------------------------     ----------     ----------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                                 --      3,200,250
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                    238,429             --
------------------------------------------------
Cost of shares redeemed                                      --           (100)
------------------------------------------------     ----------     ----------
  Change in net assets resulting from share
  transactions                                          238,429      3,200,150
------------------------------------------------     ----------     ----------
    Change in net assets                                317,050      3,368,329
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                   3,368,329             --
------------------------------------------------     ----------     ----------

End of period (including undistributed net
investment
income of $49,616 and $53,879, respectively)         $3,685,379     $3,368,329
------------------------------------------------     ----------     ----------


(a) For the period from June 6, 1996 (date of initial public investment) to September 30, 1996.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                                 ENDED
                       (UNAUDITED) PERIOD ENDED
                                                       MARCH 31,  SEPTEMBER 30,
                                                         1997       1996 (A)
----------------------------------------------------  ----------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.51       $10.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
 Net investment income                                    0.29         0.17
----------------------------------------------------
 Net realized and unrealized gain (loss) on               0.72         0.34
investments
----------------------------------------------------    ------       ------
 Total from investment operations                         1.01         0.51
----------------------------------------------------    ------       ------
LESS DISTRIBUTIONS
----------------------------------------------------
 Distributions from net investment income                (0.31)          --
----------------------------------------------------
 Distributions from net realized gain on investments     (0.45)          --
----------------------------------------------------    ------       ------
 Total distributions                                     (0.76)          --
----------------------------------------------------    ------       ------
NET ASSET VALUE, END OF PERIOD                          $10.76       $10.51
----------------------------------------------------    ------       ------
TOTAL RETURN (B)                                          9.45%        5.10%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
 Expenses                                                 1.00%*       1.00%*
----------------------------------------------------
 Net investment income                                    5.07%*       5.39%*
----------------------------------------------------
 Expense waiver/reimbursement (c)                         5.49%*       6.24%*
----------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------
 Net assets, end of period (000 omitted)                $3,685       $3,368
----------------------------------------------------
 Portfolio turnover                                         93%          33%
----------------------------------------------------

*Computed on an annualized basis.

(a) Reflects operations for the period from June 6, 1996 (date of initial public investment) to September 30, 1996.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Asset Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other instruments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.




BLANCHARD ASSET ALLOCATION FUND
-------------------------------------------------------------------------------

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended March 31, 1997, the Fund had realized gains/losses on futures contracts of $130,385. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

  At March 31, 1997, the Fund had outstanding futures contracts as set forth below:

                                                                     UNREALIZED
   EXPIRATION DATE        CONTRACTS TO RECEIVE         POSITION     DEPRECIATION
   ---------------     ---------------------------     --------     ------------
   September 1997      1 S&P 500 September Futures       Long         $30,425

  OPTIONS TRANSACTIONS--The Fund may purchase over-the-counter put options to hedge against the effects of fluctuations in interest rates and other market conditions. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchases are accounted for in the same manner as portfolio securities.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).




BLANCHARD ASSET ALLOCATION FUND
-------------------------------------------------------------------------------

Transactions in shares were as follows:

                                      SIX MONTHS ENDED    PERIOD ENDED
                                       MARCH 31, 1997  SEPTEMBER 30, 1996*
----------------------------------    ---------------- -------------------
Shares sold                                    --            320,643
----------------------------------
Shares issued to shareholders in
payment of
distributions declared                     21,855                 --
----------------------------------
Shares redeemed                                --                (10)
----------------------------------         ------            -------
   Net change resulting from share
   transactions                            21,855            320,633
----------------------------------         ------            -------

*For the period from June 6, 1996 (date of initial public investment) to September 30, 1996.

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management Inc., the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 1.00% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Manager can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

SUB-ADVISORY FEE--Under the terms of a sub-advisory agreement between the Manager and the Mellon Capital Management Corporation (the "Portfolio Adviser"), the Portfolio Adviser receives an annual fee from the Manager equal to 0.50% of the Fund's average daily net assets up to $50 million, 0.375% of the Fund's net assets between $50 million and $200 million, and 0.25% on net assets in excess of $200 million, payable by the Manager, in quarterly installments.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund Inc., and the Virtus Funds, all of which are advised by the Manager, for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to reimburse FSC. As of March 31, 1997, the Fund accrued no distribution services fee and has no current intention of accruing this fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on size, type, and number of accounts and transactions made by shareholders.





BLANCHARD ASSET ALLOCATION FUND
-------------------------------------------------------------------------------
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The custodian may voluntarily choose to waive a portion of its fee.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

---------
PURCHASES  $2,880,425
---------  ----------
SALES      $3,026,264
---------  ----------




TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.